UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Dynamic Funds

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:     301-296-5100

Date of fiscal year end:     March 31

Date of reporting period:    December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 50.0%
Industrials - 9.9%
3M Co.	8,386	$1,176,136
Boeing Co.	8,386	1,144,606
United Technologies Corp.	8,386	954,327
Caterpillar, Inc.	8,386	761,533
General Electric Co.	8,386	235,060
Total Industrials		4,271,662
Information Technology - 9.6%
Visa, Inc. — Class A	8,380	1,866,058
International Business Machines Corp.	8,386	1,572,962
Microsoft Corp.	8,386	313,888
Intel Corp.	8,386	217,701
Cisco Systems, Inc.	8,386	188,266
Total Information Technology		4,158,875
Financials - 8.1%
Goldman Sachs Group, Inc.	8,380	1,485,439
American Express Co.	8,386	760,862
Travelers Companies, Inc.	8,386	759,268
JPMorgan Chase & Co.	8,386	490,413
Total Financials		3,495,982
Consumer Discretionary - 6.5%
McDonald's Corp.	8,386	813,694
Home Depot, Inc.	8,386	690,503
NIKE, Inc. — Class B	8,380	659,003
Walt Disney Co.	8,386	640,690
Total Consumer Discretionary		2,803,890
Health Care - 4.8%
Johnson & Johnson	8,386	768,074
UnitedHealth Group, Inc.	8,386	631,466
Merck & Company, Inc.	8,386	419,719
Pfizer, Inc.	8,386	256,863
Total Health Care		2,076,122
Energy - 4.4%
Chevron Corp.	8,386	1,047,495
Exxon Mobil Corp.	8,386	848,663
Total Energy		1,896,158
Consumer Staples - 3.9%
Procter & Gamble Co.	8,386	682,704
Wal-Mart Stores, Inc.	8,386	659,894
Coca-Cola Co.	8,386	346,426
Total Consumer Staples		1,689,024
Telecommunication Services - 1.6%
Verizon Communications, Inc.	8,386	412,088
AT&T, Inc.	8,386	294,852
Total Telecommunication Services		706,940
Materials - 1.2%
EI du Pont de Nemours & Co.	8,386	544,838

Total Common Stocks
(Cost $20,031,318)		21,643,491

	Face Amount
REPURCHASE AGREEMENT††,1 - 31.0%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$13,440,851	13,440,851
Total Repurchase Agreement
(Cost $13,440,851)		13,440,851
Total Investments - 81.0%
(Cost $33,472,169)		$35,084,342
Other Assets & Liabilities, net - 19.0%		8,220,415
Total Net Assets - 100.0%		$43,304,757

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2014 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $14,211,500)	172	$237,448

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc January 2014 Dow Jones Industrial Average Index Swap, Terminating 01/31/14[2] (Notional Value $42,652,595)	2,573	$176,171
Credit Suisse Capital, LLC January 2014 Dow Jones Industrial Average Index Swap, Terminating 01/28/14[2] (Notional Value $8,328,716)	502	48,845

(Total Notional Value $50,981,311)		$225,016

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.
[2]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc —Public Limited Company

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 64.8%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$5,970,178	$5,970,178
Total Repurchase Agreement
(Cost $5,970,178)		5,970,178
Total Investments - 64.8%
(Cost $5,970,178)		$5,970,178
Other Assets & Liabilities, net - 35.2%		3,237,600
Total Net Assets - 100.0%		$9,207,778

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2014 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,156,750)	14	$(6,947)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc January 2014 Dow Jones Industrial Average Index Swap, Terminating 01/31/14[2] (Notional Value $4,628,393)	279	$(11,172)
Credit Suisse Capital, LLC January 2014 Dow Jones Industrial Average Index Swap, Terminating 01/28/14[2] (Notional Value $12,591,508)	760	(73,826)
(Total Notional Value $17,219,901)		$(84,998)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.
[2]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 37.0%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$14,684,221	$14,684,221
Total Repurchase Agreement
(Cost $14,684,221)		14,684,221
Total Investments - 37.0%
(Cost $14,684,221)		$14,684,221
Other Assets & Liabilities, net - 63.0%		25,053,595
Total Net Assets - 100.0%		$39,737,816

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $2,009,840)	28	$(4,888)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2014 NASDAQ-100 Index Swap, Terminating 01/28/14[2] (Notional Value $14,530,140)	4,045	$(12,915)
Barclays Bank plc January 2014 NASDAQ-100 Index Swap, Terminating 01/31/14[2] (Notional Value $15,567,138)	4,334	(34,856)
Credit Suisse Capital, LLC January 2014 NASDAQ-100 Index Swap, Terminating 01/28/14[2] (Notional Value $47,394,823)	13,195	(66,255)
(Total Notional Value $77,492,101)		$(114,026)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.
[2]	Total return based on NASDAQ-100 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 25.7%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$9,012,532	$9,012,532
Total Repurchase Agreement
(Cost $9,012,532)		9,012,532
Total Investments - 25.7%
(Cost $9,012,532)		$9,012,532
Other Assets & Liabilities, net - 74.3%		26,003,863
Total Net Assets - 100.0%		$35,016,395

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $19,265,960)	166	$(2,290)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2014 Russell 2000 Index Swap, Terminating 01/28/14[2] (Notional Value $11,897,670)	10,225	$(3,471)
Credit Suisse Capital, LLC January 2014 Russell 2000 Index Swap, Terminating 01/28/14[2] (Notional Value $12,148,724)	10,440	(18,192)
Barclays Bank plc January 2014 Russell 2000 Index Swap, Terminating 01/31/14[2] (Notional Value $26,672,811)	22,922	(24,157)
(Total Notional Value $50,719,205)		$(45,820)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.
[2]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 23.9%
Freddie Mac[1]
0.11% due 06/10/14	$10,000,000	$9,996,470
Total Federal Agency Discount Notes
(Cost $9,994,888)		9,996,470
REPURCHASE AGREEMENT††,2 - 41.4%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	17,309,774	17,309,774
Total Repurchase Agreement
(Cost $17,309,774)		17,309,774
Total Investments - 65.3%
(Cost $27,304,662)		$27,306,244
Other Assets & Liabilities, net - 34.7%		14,513,372
Total Net Assets - 100.0%		$41,819,616

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $9,036,825)	98	$(38,345)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2014 S&P 500 Index Swap, Terminating 01/28/14[3] (Notional Value $26,301,094)	14,229	$(6,304)
Barclays Bank plc January 2014 S&P 500 Index Swap, Terminating 01/31/14[3] (Notional Value $22,585,757)	12,219	(44,959)
Credit Suisse Capital, LLC January 2014 S&P 500 Index Swap, Terminating 01/28/14[3] (Notional Value $25,723,901)	13,917	(101,913)
(Total Notional Value $74,610,752)		$(153,176)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	Repurchase Agreement — See Note 3.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 81.1%
Information Technology - 46.2%
Apple, Inc.	86,088	$48,304,838
Microsoft Corp.	798,785	29,898,522
Google, Inc. — Class A*	26,478	29,674,158
Intel Corp.	475,649	12,347,847
QUALCOMM, Inc.	161,656	12,002,958
Cisco Systems, Inc.	511,595	11,485,308
Facebook, Inc. — Class A*	179,316	9,801,413
eBay, Inc.*	123,877	6,799,609
Baidu, Inc. ADR*	26,365	4,689,806
Texas Instruments, Inc.	104,732	4,598,782
Yahoo!, Inc.*	97,072	3,925,592
Automatic Data Processing, Inc.	46,061	3,722,189
Cognizant Technology Solutions Corp. — Class A*	28,944	2,922,765
Adobe Systems, Inc.*	47,829	2,864,000
Micron Technology, Inc.*	100,644	2,190,013
Intuit, Inc.	27,259	2,080,407
Applied Materials, Inc.	115,089	2,035,924
Western Digital Corp.	22,634	1,898,992
Seagate Technology plc	31,211	1,752,810
Paychex, Inc.	34,941	1,590,864
Symantec Corp.	66,596	1,570,334
SanDisk Corp.	21,618	1,524,934
Analog Devices, Inc.	29,764	1,515,881
Broadcom Corp. — Class A	49,565	1,469,602
Fiserv, Inc.*	24,684	1,457,590
CA, Inc.	43,181	1,453,041
NetApp, Inc.	32,611	1,341,617
Avago Technologies Ltd.	23,685	1,252,700
Check Point Software Technologies Ltd.*	18,793	1,212,524
Activision Blizzard, Inc.	66,546	1,186,515
Xilinx, Inc.	25,675	1,178,996
Citrix Systems, Inc.*	17,834	1,128,001
Autodesk, Inc.*	21,543	1,084,259
NXP Semiconductor N.V.*	23,556	1,081,927
KLA-Tencor Corp.	15,950	1,028,137
Linear Technology Corp.	22,407	1,020,639
Altera Corp.	30,728	999,582
NVIDIA Corp.	54,401	871,504
Equinix, Inc.*	4,767	845,904
Akamai Technologies, Inc.*	17,122	807,816
Maxim Integrated Products, Inc.	27,038	754,631
F5 Networks, Inc.*	7,429	674,999
Total Information Technology		220,047,930
Consumer Discretionary - 17.0%
Amazon.com, Inc.*	43,797	17,465,805
Comcast Corp. — Class A	204,397	10,621,490
Priceline.com, Inc.*	4,926	5,725,982
Starbucks Corp.	72,108	5,652,546
Twenty-First Century Fox, Inc. — Class A	141,930	4,993,097
DIRECTV*	50,278	3,473,707
Viacom, Inc. — Class B	37,781	3,299,793
Netflix, Inc.*	5,668	2,086,788
Sirius XM Holdings, Inc.*	587,078	2,048,902
Liberty Global plc — Class A*	21,206	1,887,122
Wynn Resorts Ltd.	9,681	1,880,147
Tesla Motors, Inc.*,1	11,730	1,763,957
Bed Bath & Beyond, Inc.*	20,544	1,649,683
Ross Stores, Inc.	20,734	1,553,599
Mattel, Inc.	32,388	1,541,021
Liberty Media Corp. — Class A*	9,988	1,462,743
Marriott International, Inc. — Class A	28,659	1,414,608
Charter Communications, Inc. — Class A*	9,963	1,362,540
Liberty Interactive Corp. — Class A*	45,879	1,346,549
O'Reilly Automotive, Inc.*	10,267	1,321,466
Discovery Communications, Inc. — Class A*	14,017	1,267,417
DISH Network Corp. — Class A*	20,989	1,215,683
Dollar Tree, Inc.*	19,916	1,123,661
Tractor Supply Co.	13,360	1,036,469
TripAdvisor, Inc.*	12,371	1,024,690
Staples, Inc.	62,543	993,808
Garmin Ltd.[1]	18,678	863,297
Expedia, Inc.	11,251	783,745
Total Consumer Discretionary		80,860,315
Health Care - 11.0%
Gilead Sciences, Inc.*	146,720	11,026,007
Amgen, Inc.	72,161	8,237,900
Celgene Corp.*	39,428	6,661,755
Biogen Idec, Inc.*	22,602	6,322,910
Express Scripts Holding Co.*	77,107	5,415,996
Regeneron Pharmaceuticals, Inc.*	9,322	2,565,787
Alexion Pharmaceuticals, Inc.*	18,759	2,496,073
Cerner Corp.*	32,843	1,830,669
Vertex Pharmaceuticals, Inc.*	22,366	1,661,794
Mylan, Inc.*	36,638	1,590,089
Intuitive Surgical, Inc.*	3,640	1,398,051
Illumina, Inc.*	12,095	1,337,949
Henry Schein, Inc.*	8,219	939,103
Catamaran Corp.*	19,742	937,350
Total Health Care		52,421,433
Consumer Staples - 3.8%
Mondelez International, Inc. — Class A	167,814	5,923,834
Costco Wholesale Corp.	41,811	4,975,927
Kraft Foods Group, Inc.	57,018	3,074,411
Whole Foods Market, Inc.	35,606	2,059,095
Monster Beverage Corp.*	16,042	1,087,166
Green Mountain Coffee Roasters, Inc.*,1	14,260	1,077,771
Total Consumer Staples		18,198,204
Industrials - 1.5%
PACCAR, Inc.	33,884	2,004,917
Fastenal Co.	28,394	1,348,999
Verisk Analytics, Inc. — Class A*	16,097	1,057,895
Stericycle, Inc.*	8,206	953,291
Expeditors International of Washington, Inc.	19,667	870,264
C.H. Robinson Worldwide, Inc.	14,511	846,572
Total Industrials		7,081,938

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 81.1% (continued)
Telecommunication Services - 1.4%
Vodafone Group plc ADR	94,492	$3,714,481
VimpelCom Ltd. ADR	158,079	2,045,542
SBA Communications Corp. — Class A*	12,283	1,103,505
Total Telecommunication Services		6,863,528
Materials - 0.2%
Sigma-Aldrich Corp.	11,449	1,076,320
Total Common Stocks
(Cost $322,359,396)		386,549,668

	Face Amount
REPURCHASE AGREEMENT††,2 - 6.0%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$28,728,287	28,728,287
Total Repurchase Agreement
(Cost $28,728,287)		28,728,287
SECURITIES LENDING COLLATERAL††,3 - 0.6%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	2,442,544	2,442,544
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	360,031	360,031
Total Securities Lending Collateral
(Cost $2,802,575)		2,802,575
Total Investments - 87.7%
(Cost $353,890,258)		$418,080,530
Other Assets & Liabilities, net - 12.3%		58,667,223
Total Net Assets - 100.0%		$476,747,753

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $7,752,240)	108	$41,849

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc January 2014 NASDAQ-100 Index Swap, Terminating 01/31/14[4] (Notional Value $390,754,920)	108,785	$2,371,383
Goldman Sachs International January 2014 NASDAQ-100 Index Swap, Terminating 01/28/14[4] (Notional Value $131,688,807)	36,662	285,590
Credit Suisse Capital, LLC January 2014 NASDAQ-100 Index Swap, Terminating 01/28/14[4] (Notional Value $36,789,642)	10,242	59,613
(Total Notional Value $559,233,369)		$2,716,586

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4%
Financials - 15.5%
CNO Financial Group, Inc.	5,058	$89,475
NorthStar Realty Finance Corp.	6,546	88,043
Prosperity Bancshares, Inc.	1,384	87,731
FirstMerit Corp.	3,775	83,917
Financial Engines, Inc.	1,108	76,983
Highwoods Properties, Inc.	2,047	74,039
LaSalle Hotel Properties	2,356	72,707
Prospect Capital Corp.	6,334	71,066
Hancock Holding Co.	1,936	71,011
First American Financial Corp.	2,469	69,625
Stifel Financial Corp.*	1,446	69,291
RLJ Lodging Trust	2,813	68,412
Webster Financial Corp.	2,054	64,043
MGIC Investment Corp.*	7,390	62,371
Portfolio Recovery Associates, Inc.*	1,157	61,136
EPR Properties	1,177	57,861
Texas Capital Bancshares, Inc.*	930	57,845
MarketAxess Holdings, Inc.	856	57,240
Radian Group, Inc.	3,928	55,462
Sunstone Hotel Investors, Inc.	4,133	55,382
BancorpSouth, Inc.	2,177	55,338
Primerica, Inc.	1,289	55,311
Susquehanna Bancshares, Inc.	4,238	54,415
Geo Group, Inc.	1,630	52,519
UMB Financial Corp.	811	52,131
DiamondRock Hospitality Co.	4,456	51,467
Glacier Bancorp, Inc.	1,644	48,975
Umpqua Holdings Corp.	2,553	48,864
CubeSmart	3,029	48,282
Cathay General Bancorp	1,793	47,927
First Financial Bankshares, Inc.	718	47,618
RLI Corp.	487	47,424
DCT Industrial Trust, Inc.	6,627	47,250
Sovran Self Storage, Inc.	721	46,988
Healthcare Realty Trust, Inc.	2,184	46,541
Invesco Mortgage Capital, Inc.	3,079	45,200
American Realty Capital Properties, Inc.	3,510	45,138
Medical Properties Trust, Inc.	3,677	44,933
Evercore Partners, Inc. — Class A	727	43,460
Apollo Investment Corp.	5,116	43,383
FNB Corp.	3,421	43,173
Pebblebrook Hotel Trust	1,401	43,095
First Industrial Realty Trust, Inc.	2,449	42,734
PrivateBancorp, Inc.	1,473	42,614
IBERIABANK Corp.	675	42,424
Janus Capital Group, Inc.	3,407	42,145
Ryman Hospitality Properties, Inc.	1,000	41,780
Lexington Realty Trust	4,087	41,727
Chambers Street Properties	5,410	41,386
Capitol Federal Financial, Inc.	3,400	41,174
Alexander & Baldwin, Inc.	983	41,021
First Cash Financial Services, Inc.*	663	41,000
Trustmark Corp.	1,523	40,877
Platinum Underwriters Holdings Ltd.	667	40,874
WisdomTree Investments, Inc.*	2,290	40,556
Western Alliance Bancorporation*	1,684	40,180
Bank of the Ozarks, Inc.	708	40,066
MB Financial, Inc.	1,247	40,016
EastGroup Properties, Inc.	685	39,682
Cousins Properties, Inc.	3,832	39,469
Strategic Hotels & Resorts, Inc.*	4,130	39,029
Wintrust Financial Corp.	837	38,602
New Residential Investment Corp.	5,760	38,477
Home BancShares, Inc.	1,030	38,471
American Equity Investment Life Holding Co.	1,456	38,409
Potlatch Corp.	919	38,359
Greenhill & Company, Inc.	638	36,966
Home Loan Servicing Solutions Ltd.	1,608	36,936
National Health Investors, Inc.	656	36,802
PennyMac Mortgage Investment Trust	1,594	36,598
PacWest Bancorp	865	36,520
Redwood Trust, Inc.	1,877	36,357
First Financial Holdings, Inc.	545	36,248
Community Bank System, Inc.	907	35,990
United Bankshares, Inc.	1,141	35,884
CVB Financial Corp.	2,097	35,796
Old National Bancorp	2,308	35,474
Sun Communities, Inc.	828	35,306
Washington Real Estate Investment Trust	1,507	35,204
Symetra Financial Corp.	1,853	35,133
Colony Financial, Inc.	1,730	35,102
DuPont Fabros Technology, Inc.	1,416	34,989
Westamerica Bancorporation	608	34,328
ARMOUR Residential REIT, Inc.	8,526	34,189
Selective Insurance Group, Inc.	1,262	34,150
EverBank Financial Corp.	1,831	33,581
PS Business Parks, Inc.	437	33,396
Hilltop Holdings, Inc.*	1,416	32,752
International Bancshares Corp.	1,219	32,169
Columbia Banking System, Inc.	1,164	32,022
Northwest Bancshares, Inc.	2,132	31,511
PHH Corp.*	1,294	31,509
Acadia Realty Trust	1,257	31,211
Equity One, Inc.	1,382	31,012
Government Properties Income Trust	1,247	30,988
Glimcher Realty Trust	3,285	30,748
Enstar Group Ltd.*	221	30,699
Virtus Investment Partners, Inc.*	153	30,608
National Penn Bancshares, Inc.	2,665	30,194
Walter Investment Management Corp.*	848	29,985
BBCN Bancorp, Inc.	1,806	29,962
First Midwest Bancorp, Inc.	1,705	29,889

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Financials - 15.5% (continued)
CYS Investments, Inc.	3,965	$29,381
Pennsylvania Real Estate Investment Trust	1,547	29,362
Montpelier Re Holdings Ltd.	1,006	29,275
Investors Bancorp, Inc.	1,143	29,238
Argo Group International Holdings Ltd.	623	28,963
Altisource Residential Corp.	960	28,906
Encore Capital Group, Inc.*	574	28,849
Kennedy-Wilson Holdings, Inc.	1,296	28,836
Main Street Capital Corp.	882	28,833
Fifth Street Finance Corp.	3,104	28,712
Horace Mann Educators Corp.	903	28,481
Chesapeake Lodging Trust	1,113	28,148
LTC Properties, Inc.	790	27,958
Astoria Financial Corp.	2,007	27,757
iStar Financial, Inc.*	1,937	27,641
National Bank Holdings Corp. — Class A	1,260	26,964
Parkway Properties, Inc.	1,391	26,835
Sterling Financial Corp.	779	26,548
Capstead Mortgage Corp.	2,184	26,383
Provident Financial Services, Inc.	1,358	26,237
Pinnacle Financial Partners, Inc.	794	25,829
Hersha Hospitality Trust — Class A	4,618	25,722
NBT Bancorp, Inc.	992	25,693
Sterling Bancorp	1,899	25,390
Ambac Financial Group, Inc.*	1,022	25,100
ViewPoint Financial Group, Inc.	907	24,897
Cash America International, Inc.	649	24,857
American Capital Mortgage Investment Corp.	1,401	24,461
Franklin Street Properties Corp.	2,039	24,366
American Assets Trust, Inc.	768	24,138
Retail Opportunity Investments Corp.	1,635	24,067
Ramco-Gershenson Properties Trust	1,508	23,736
FelCor Lodging Trust, Inc.*	2,834	23,125
Solar Capital Ltd.	1,025	23,114
Amtrust Financial Services, Inc.	705	23,046
Hercules Technology Growth Capital, Inc.	1,405	23,042
First Financial Bancorp	1,320	23,008
Education Realty Trust, Inc.	2,594	22,879
Boston Private Financial Holdings, Inc.	1,811	22,855
Employers Holdings, Inc.	704	22,282
Park National Corp.	260	22,118
Sabra Health Care REIT, Inc.	845	22,088
BofI Holding, Inc.*	280	21,960
Renasant Corp.	697	21,928
Nelnet, Inc. — Class A	517	21,786
Hudson Pacific Properties, Inc.	993	21,717
Chemical Financial Corp.	682	21,599
Credit Acceptance Corp.*	166	21,578
Greenlight Capital Re Ltd. — Class A*	639	21,541
Independent Bank Corp.	546	21,398
Associated Estates Realty Corp.	1,310	21,026
Inland Real Estate Corp.	1,950	20,514
HFF, Inc. — Class A*	751	20,164
Banner Corp.	442	19,810
Investors Real Estate Trust	2,298	19,717
First Commonwealth Financial Corp.	2,225	19,625
eHealth, Inc.*	418	19,433
KCG Holdings, Inc. — Class A*	1,624	19,423
STAG Industrial, Inc.	950	19,371
Infinity Property & Casualty Corp.	265	19,014
World Acceptance Corp.*	217	18,994
WesBanco, Inc.	587	18,784
Banco Latinoamericano de Comercio Exterior S.A.	669	18,745
First Merchants Corp.	796	18,117
OFG Bancorp	1,040	18,034
BGC Partners, Inc. — Class A	2,902	17,586
PennantPark Investment Corp.	1,513	17,551
AMERISAFE, Inc.	415	17,530
Northfield Bancorp, Inc.	1,325	17,490
United Community Banks, Inc.*	983	17,448
Tompkins Financial Corp.	339	17,421
Triangle Capital Corp.	629	17,392
Kite Realty Group Trust	2,638	17,332
Investment Technology Group, Inc.*	842	17,312
Resource Capital Corp.	2,905	17,227
S&T Bancorp, Inc.	679	17,185
Alexander's, Inc.	52	17,160
Cohen & Steers, Inc.	426	17,066
Wilshire Bancorp, Inc.	1,534	16,767
Forestar Group, Inc.*	788	16,761
Oritani Financial Corp.	1,034	16,596
City Holding Co.	354	16,401
Summit Hotel Properties, Inc.	1,821	16,389
Safety Insurance Group, Inc.	289	16,271
ICG Group, Inc.*	871	16,227
Golub Capital BDC, Inc.	846	16,167
Sandy Spring Bancorp, Inc.	566	15,956
Eagle Bancorp, Inc.*	518	15,866
BlackRock Kelso Capital Corp.	1,695	15,814
Hanmi Financial Corp.	722	15,805
Berkshire Hills Bancorp, Inc.	571	15,571
First Potomac Realty Trust	1,335	15,526
Stewart Information Services Corp.	481	15,522
TrustCo Bank Corp. NY	2,143	15,387
New Mountain Finance Corp.	1,018	15,311
Brookline Bancorp, Inc.	1,596	15,274
CoreSite Realty Corp.	474	15,258
FXCM, Inc. — Class A	835	14,896
Navigators Group, Inc.*	235	14,843
Green Dot Corp. — Class A*	590	14,839
Community Trust Bancorp, Inc.	327	14,767
Flushing Financial Corp.	711	14,718

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Financials - 15.5% (continued)
Lakeland Financial Corp.	377	$14,703
Piper Jaffray Cos.*	367	14,515
RAIT Financial Trust	1,603	14,379
WSFS Financial Corp.	181	14,033
Simmons First National Corp. — Class A	375	13,931
Anworth Mortgage Asset Corp.	3,298	13,885
Campus Crest Communities, Inc.	1,469	13,823
Apollo Commercial Real Estate Finance, Inc.	841	13,666
EZCORP, Inc. — Class A*	1,157	13,525
TCP Capital Corp.	806	13,525
United Fire Group, Inc.	470	13,470
Bancorp, Inc.*	749	13,415
Select Income REIT	501	13,397
State Bank Financial Corp.	731	13,297
Capital Bank Financial Corp. — Class A*	577	13,127
THL Credit, Inc.	779	12,846
Medley Capital Corp.	914	12,659
StellarOne Corp.	519	12,492
Maiden Holdings Ltd.	1,141	12,471
TICC Capital Corp.	1,201	12,418
Excel Trust, Inc.	1,085	12,358
Washington Trust Bancorp, Inc.	331	12,320
Cardinal Financial Corp.	684	12,312
Dime Community Bancshares, Inc.	726	12,284
Chatham Lodging Trust	592	12,106
National Western Life Insurance Co. — Class A	54	12,072
PICO Holdings, Inc.*	513	11,855
HCI Group, Inc.	221	11,824
GAMCO Investors, Inc. — Class A	135	11,741
Ashford Hospitality Trust, Inc.	1,406	11,642
Union First Market Bankshares Corp.	464	11,512
Tejon Ranch Co.*	313	11,506
Ameris Bancorp*	541	11,421
First Interstate Bancsystem, Inc. — Class A	398	11,291
Rouse Properties, Inc.	505	11,206
1st Source Corp.	347	11,083
Southside Bancshares, Inc.	402	10,991
Universal Health Realty Income Trust	270	10,816
Apollo Residential Mortgage, Inc.	730	10,789
Third Point Reinsurance Ltd.*	580	10,747
Getty Realty Corp.	584	10,728
Trico Bancshares	377	10,695
Capital Southwest Corp.	304	10,600
NewStar Financial, Inc.*	596	10,591
DFC Global Corp.*	919	10,523
Taylor Capital Group, Inc.*	395	10,499
Urstadt Biddle Properties, Inc. — Class A	567	10,461
Virginia Commerce Bancorp, Inc.*	614	10,432
SY Bancorp, Inc.	323	10,310
Cedar Realty Trust, Inc.	1,641	10,273
First BanCorp*	1,646	10,189
New York Mortgage Trust, Inc.	1,448	10,122
Lakeland Bancorp, Inc.	816	10,094
Terreno Realty Corp.	570	10,089
Central Pacific Financial Corp.	501	10,060
Dynex Capital, Inc.	1,251	10,008
AG Mortgage Investment Trust, Inc.	638	9,978
CyrusOne, Inc.	441	9,848
Agree Realty Corp.	338	9,809
Heartland Financial USA, Inc.	337	9,702
CoBiz Financial, Inc.	808	9,664
Westwood Holdings Group, Inc.	156	9,658
First Busey Corp.	1,652	9,582
Safeguard Scientifics, Inc.*	476	9,563
Arlington Asset Investment Corp. — Class A	362	9,553
First Financial Corp.	258	9,432
FBL Financial Group, Inc. — Class A	210	9,406
Bryn Mawr Bank Corp.	310	9,356
Monmouth Real Estate Investment Corp. — Class A	1,028	9,345
Customers Bancorp, Inc.*	456	9,330
Rockville Financial, Inc.	645	9,165
TowneBank	593	9,126
Enterprise Financial Services Corp.	441	9,005
BancFirst Corp.	158	8,857
Flagstar Bancorp, Inc.*	451	8,849
Citizens, Inc.*	997	8,724
Cowen Group, Inc. — Class A*	2,225	8,700
Universal Insurance Holdings, Inc.	588	8,514
Saul Centers, Inc.	177	8,448
United Financial Bancorp, Inc.	447	8,444
MainSource Financial Group, Inc.	465	8,384
German American Bancorp, Inc.	294	8,379
Western Asset Mortgage Capital Corp.	560	8,333
Phoenix Companies, Inc.*	134	8,228
Winthrop Realty Trust	737	8,144
OneBeacon Insurance Group Ltd. — Class A	511	8,084
Federal Agricultural Mortgage Corp. — Class C	235	8,049
Diamond Hill Investment Group, Inc.	68	8,047
Univest Corporation of Pennsylvania	385	7,962
Financial Institutions, Inc.	322	7,957
Beneficial Mutual Bancorp, Inc.*	728	7,950
Meadowbrook Insurance Group, Inc.	1,136	7,907
First of Long Island Corp.	182	7,802
Gramercy Property Trust, Inc.*	1,350	7,763

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Financials - 15.5% (continued)
HomeTrust Bancshares, Inc.*	482	$7,707
Hudson Valley Holding Corp.	375	7,631
First Bancorp	453	7,529
AmREIT, Inc. — Class B	446	7,493
Bank Mutual Corp.	1,060	7,431
Ladenburg Thalmann Financial Services, Inc.*	2,350	7,356
Camden National Corp.	173	7,304
Park Sterling Corp.	1,018	7,269
State Auto Financial Corp.	340	7,222
BNC Bancorp	420	7,199
Great Southern Bancorp, Inc.	235	7,146
MCG Capital Corp.	1,624	7,146
Southwest Bancorp, Inc.*	444	7,068
MVC Capital, Inc.	522	7,047
Medallion Financial Corp.	486	6,974
Centerstate Banks, Inc.	681	6,912
Metro Bancorp, Inc.*	320	6,893
First Community Bancshares, Inc.	411	6,864
Fidus Investment Corp.	315	6,848
Bridge Bancorp, Inc.	258	6,708
Pacific Continental Corp.	410	6,535
Whitestone REIT — Class B	488	6,525
Arrow Financial Corp.	242	6,428
Ares Commercial Real Estate Corp.	486	6,367
Aviv REIT, Inc.	266	6,304
Gladstone Commercial Corp.	350	6,290
CNB Financial Corp.	330	6,270
Washington Banking Co.	353	6,259
Walker & Dunlop, Inc.*	384	6,209
First Connecticut Bancorp, Inc.	385	6,206
GFI Group, Inc.	1,584	6,193
Pacific Premier Bancorp, Inc.*	382	6,013
National Bankshares, Inc.	162	5,976
Heritage Financial Corp.	345	5,903
HomeStreet, Inc.	295	5,900
Citizens & Northern Corp.	285	5,880
International. FCStone, Inc.*	317	5,877
Penns Woods Bancorp, Inc.	115	5,865
Baldwin & Lyons, Inc. — Class B	214	5,846
Territorial Bancorp, Inc.	249	5,777
First Defiance Financial Corp.	222	5,765
Charter Financial Corp.	529	5,697
Bank of Marin Bancorp	131	5,684
Meta Financial Group, Inc.	140	5,646
Oppenheimer Holdings, Inc. — Class A	225	5,576
Peoples Bancorp, Inc.	247	5,560
Yadkin Financial Corp.*	326	5,555
Crawford & Co. — Class B	601	5,553
Silver Bay Realty Trust Corp.	347	5,549
OmniAmerican Bancorp, Inc.*	258	5,516
Manning & Napier, Inc. — Class A	312	5,507
OceanFirst Financial Corp.	321	5,499
Suffolk Bancorp*	264	5,491
Fidelity Southern Corp.	330	5,481
MetroCorp Bancshares, Inc.	361	5,440
American Residential Properties, Inc.*	315	5,405
Republic Bancorp, Inc. — Class A	220	5,399
One Liberty Properties, Inc.	267	5,375
GSV Capital Corp.*	444	5,368
Calamos Asset Management, Inc. — Class A	448	5,304
Preferred Bank*	264	5,293
Bank of Kentucky Financial Corp.	142	5,240
KCAP Financial, Inc.	649	5,237
FBR & Co.*	197	5,197
Horizon Bancorp	205	5,193
1st United Bancorp, Inc.	682	5,190
Ashford Hospitality Prime, Inc.	282	5,132
West Bancorporation, Inc.	323	5,110
PennyMac Financial Services, Inc. — Class A*	290	5,090
Rexford Industrial Realty, Inc.	384	5,069
Consolidated-Tomoka Land Co.	139	5,044
Seacoast Banking Corporation of Florida*	413	5,043
Center Bancorp, Inc.	268	5,028
Home Federal Bancorp, Inc.	335	4,992
Banc of California, Inc.	372	4,989
Gladstone Investment Corp.	606	4,884
Global Indemnity plc — Class A*	193	4,883
Franklin Financial Corp.*	246	4,866
Solar Senior Capital Ltd.	266	4,847
Fox Chase Bancorp, Inc.	277	4,814
Marlin Business Services Corp.	188	4,738
Ames National Corp.	211	4,724
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	336	4,691
Firsthand Technology Value Fund, Inc.	202	4,680
Guaranty Bancorp	330	4,637
Tree.com, Inc.*	141	4,630
American National Bankshares, Inc.	175	4,594
Gladstone Capital Corp.	476	4,570
Sierra Bancorp	282	4,537
PennantPark Floating Rate Capital Ltd.	330	4,531
Bridge Capital Holdings*	218	4,478
Kansas City Life Insurance Co.	93	4,440
Tower Group International Ltd.	1,312	4,435
BankFinancial Corp.	478	4,378
NewBridge Bancorp*	581	4,358
Merchants Bancshares, Inc.	129	4,322
JAVELIN Mortgage Investment Corp.	310	4,318
MidWestOne Financial Group, Inc.	158	4,298
Physicians Realty Trust	337	4,293
Regional Management Corp.*	126	4,275
Independent Bank Group, Inc.	86	4,271
Mercantile Bank Corp.	196	4,230

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Financials - 15.5% (continued)
Meridian Interstate Bancorp, Inc.*	186	$4,200
Stellus Capital Investment Corp.	275	4,111
ESB Financial Corp.	288	4,090
Armada Hoffler Properties, Inc.	435	4,037
United Community Financial Corp.*	1,120	3,998
AV Homes, Inc.*	219	3,979
SWS Group, Inc.*	654	3,976
Peapack Gladstone Financial Corp.	208	3,973
Northrim BanCorp, Inc.	151	3,962
Kearny Financial Corp.*	335	3,896
Heritage Commerce Corp.	472	3,889
First Bancorp, Inc.	222	3,867
Consumer Portfolio Services, Inc.*	410	3,850
CU Bancorp*	212	3,706
Nicholas Financial, Inc.	235	3,699
Farmers Capital Bank Corp.*	170	3,698
Eastern Insurance Holdings, Inc.	149	3,649
Enterprise Bancorp, Inc.	170	3,599
NGP Capital Resources Co.	481	3,593
C&F Financial Corp.	78	3,562
First Financial Northwest, Inc.	343	3,557
UMH Properties, Inc.	377	3,551
First Security Group, Inc.*	1,512	3,478
National Interstate Corp.	151	3,473
Capital City Bank Group, Inc.*	291	3,425
Bar Harbor Bankshares	85	3,399
Heritage Oaks Bancorp*	453	3,398
MidSouth Bancorp, Inc.	184	3,286
Provident Financial Holdings, Inc.	217	3,255
Sun Bancorp, Inc.*	922	3,245
CommunityOne Bancorp*	247	3,149
EMC Insurance Group, Inc.	102	3,123
Westfield Financial, Inc.	414	3,088
Pzena Investment Management, Inc. — Class A	260	3,058
Intervest Bancshares Corp. — Class A*	406	3,049
LCNB Corp.	170	3,038
First NBC Bank Holding Co.*	90	2,907
Hallmark Financial Services, Inc.*	322	2,861
NASB Financial, Inc.	94	2,839
Home Bancorp, Inc.*	150	2,828
Chemung Financial Corp.	80	2,734
Donegal Group, Inc. — Class A	170	2,703
Macatawa Bank Corp.*	540	2,700
JMP Group, Inc.	355	2,627
Horizon Technology Finance Corp.	184	2,615
Clifton Savings Bancorp, Inc.	203	2,598
Resource America, Inc. — Class A	277	2,593
BBX Capital Corp. — Class A*	166	2,590
Imperial Holdings, Inc.*	395	2,583
Access National Corp.	171	2,556
Hingham Institution for Savings	32	2,512
Century Bancorp, Inc. — Class A	74	2,461
WhiteHorse Finance, Inc.	160	2,418
ESSA Bancorp, Inc.	208	2,404
Independence Holding Co.	175	2,361
Doral Financial Corp.*	150	2,349
Ellington Residential Mortgage REIT	150	2,307
Silvercrest Asset Management Group, Inc. — Class A	132	2,251
Middleburg Financial Corp.	122	2,201
ZAIS Financial Corp.	136	2,180
Investors Title Co.	26	2,105
Waterstone Financial, Inc.*	172	1,909
Gain Capital Holdings, Inc.	253	1,900
Tristate Capital Holdings, Inc.*	160	1,898
Garrison Capital, Inc.	135	1,874
First Marblehead Corp.*	216	1,596
VantageSouth Bancshares, Inc.*	275	1,449
ConnectOne Bancorp, Inc.*	35	1,387
Palmetto Bancshares, Inc.*	105	1,361
Hampton Roads Bankshares, Inc.*	770	1,348
Fortegra Financial Corp.*	159	1,315
CIFC Corp.	158	1,229
Health Insurance Innovations, Inc. — Class A*	105	1,062
RCS Capital Corp. — Class A	45	826
California First National Bancorp	52	785
Cascade Bancorp*	137	717
First Federal Bancshares of Arkansas, Inc.*	72	626
Total Financials		8,583,336
Information Technology - 12.2%
CoStar Group, Inc.*	654	120,714
PTC, Inc.*	2,733	96,721
Ultimate Software Group, Inc.*	631	96,682
Aspen Technology, Inc.*	2,131	89,076
WEX, Inc.*	891	88,237
FEI Co.	955	85,338
SunEdison, Inc.*	6,071	79,226
CommVault Systems, Inc.*	1,058	79,224
Cognex Corp.	1,979	75,557
Tyler Technologies, Inc.*	722	73,738
Belden, Inc.	1,011	71,224
MAXIMUS, Inc.	1,552	68,273
ARRIS Group, Inc.*	2,664	64,908
Acxiom Corp.*	1,681	62,164
ACI Worldwide, Inc.*	907	58,955
SS&C Technologies Holdings, Inc.*	1,331	58,910
ViaSat, Inc.*	901	56,448
Anixter International, Inc.	621	55,791
Ciena Corp.*	2,325	55,637
Guidewire Software, Inc.*	1,123	55,106
Euronet Worldwide, Inc.*	1,138	54,453

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Information Technology - 12.2% (continued)
Qlik Technologies, Inc.*	1,985	$52,861
Microsemi Corp.*	2,117	52,818
Mentor Graphics Corp.	2,172	52,280
j2 Global, Inc.	1,038	51,909
Fair Isaac Corp.	822	51,654
Verint Systems, Inc.*	1,202	51,614
Manhattan Associates, Inc.*	438	51,456
Yelp, Inc. — Class A*	737	50,816
Finisar Corp.*	2,121	50,734
Convergys Corp.	2,392	50,352
Cornerstone OnDemand, Inc.*	923	49,233
Dealertrack Technologies, Inc.*	997	47,936
Littelfuse, Inc.	501	46,557
Aruba Networks, Inc.*	2,592	46,397
Plantronics, Inc.	978	45,428
Cardtronics, Inc.*	1,021	44,362
Hittite Microwave Corp.*	718	44,321
Sapient Corp.*	2,503	43,452
Zillow, Inc. — Class A*	529	43,235
ValueClick, Inc.*	1,838	42,954
VistaPrint N.V.*	749	42,581
Coherent, Inc.*	560	41,658
International Rectifier Corp.*	1,580	41,190
Electronics for Imaging, Inc.*	1,060	41,053
Heartland Payment Systems, Inc.	820	40,869
OpenTable, Inc.*	514	40,796
SYNNEX Corp.*	600	40,440
Cavium, Inc.*	1,165	40,203
Infoblox, Inc.*	1,204	39,756
Blackbaud, Inc.	1,041	39,194
Semtech Corp.*	1,538	38,881
CACI International, Inc. — Class A*	521	38,148
Synaptics, Inc.*	735	38,080
TiVo, Inc.*	2,885	37,851
Itron, Inc.*	900	37,287
Power Integrations, Inc.	665	37,120
Entegris, Inc.*	3,178	36,865
NIC, Inc.	1,473	36,634
ADTRAN, Inc.	1,348	36,409
MKS Instruments, Inc.	1,207	36,138
Cypress Semiconductor Corp.	3,350	35,175
Unisys Corp.*	1,013	34,006
Plexus Corp.*	771	33,377
Intersil Corp. — Class A	2,900	33,263
RF Micro Devices, Inc.*	6,416	33,107
Take-Two Interactive Software, Inc.*	1,851	32,152
Syntel, Inc.	352	32,014
iGATE Corp.*	796	31,967
Universal Display Corp.*	921	31,646
Sanmina Corp.*	1,890	31,563
Bottomline Technologies de, Inc.*	867	31,351
TriQuint Semiconductor, Inc.*	3,721	31,033
WebMD Health Corp. — Class A*	779	30,771
Integrated Device Technology, Inc.*	3,005	30,621
Progress Software Corp.*	1,176	30,376
Web.com Group, Inc.*	951	30,232
PMC - Sierra, Inc.*	4,650	29,900
Cirrus Logic, Inc.*	1,440	29,419
Veeco Instruments, Inc.*	887	29,191
Methode Electronics, Inc.	848	28,993
NETGEAR, Inc.*	880	28,987
Monolithic Power Systems, Inc.*	830	28,768
Benchmark Electronics, Inc.*	1,243	28,688
SunPower Corp. — Class A*	939	27,992
Monotype Imaging Holdings, Inc.	874	27,846
InterDigital, Inc.	939	27,691
Blucora, Inc.*	935	27,265
InvenSense, Inc. — Class A*	1,303	27,076
ScanSource, Inc.*	631	26,773
Demandware, Inc.*	416	26,674
GT Advanced Technologies, Inc.*	3,037	26,483
Advent Software, Inc.	753	26,347
MicroStrategy, Inc. — Class A*	210	26,090
Infinera Corp.*	2,643	25,849
MTS Systems Corp.	362	25,793
RealPage, Inc.*	1,068	24,970
Cray, Inc.*	901	24,741
OSI Systems, Inc.*	460	24,431
NetScout Systems, Inc.*	817	24,175
Cabot Microelectronics Corp.*	526	24,038
Rambus, Inc.*	2,535	24,006
QLogic Corp.*	2,025	23,956
Rogers Corp.*	389	23,924
Tessera Technologies, Inc.	1,206	23,770
Interactive Intelligence Group, Inc.*	352	23,711
SPS Commerce, Inc.*	361	23,573
comScore, Inc.*	814	23,289
Responsys, Inc.*	845	23,161
CSG Systems International, Inc.	781	22,961
FARO Technologies, Inc.*	393	22,912
Insight Enterprises, Inc.*	988	22,437
CalAmp Corp.*	798	22,320
Applied Micro Circuits Corp.*	1,668	22,318
Trulia, Inc.*	631	22,255
Imperva, Inc.*	460	22,140
Constant Contact, Inc.*	711	22,091
ATMI, Inc.*	728	21,993
Measurement Specialties, Inc.*	354	21,484
OmniVision Technologies, Inc.*	1,229	21,139
Envestnet, Inc.*	512	20,634
ExlService Holdings, Inc.*	745	20,577
Synchronoss Technologies, Inc.*	662	20,568
PROS Holdings, Inc.*	515	20,549
Advanced Energy Industries, Inc.*	889	20,323
Monster Worldwide, Inc.*	2,776	19,793
Sykes Enterprises, Inc.*	903	19,694
Comverse, Inc.*	505	19,594
Pegasystems, Inc.	397	19,524
Diodes, Inc.*	819	19,296
Bankrate, Inc.*	1,059	18,998
LivePerson, Inc.*	1,264	18,732

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Information Technology - 12.2% (continued)
LogMeIn, Inc.*	558	$18,721
VirnetX Holding Corp.*	958	18,595
Ultratech, Inc.*	633	18,357
Perficient, Inc.*	768	17,987
Badger Meter, Inc.	326	17,767
Virtusa Corp.*	466	17,750
Rofin-Sinar Technologies, Inc.*	647	17,482
BroadSoft, Inc.*	634	17,334
EPAM Systems, Inc.*	496	17,330
Proofpoint, Inc.*	518	17,182
FleetMatics Group plc*	396	17,127
Ixia*	1,286	17,117
Harmonic, Inc.*	2,315	17,085
EVERTEC, Inc.	670	16,522
Fusion-io, Inc.*	1,847	16,457
Ellie Mae, Inc.*	603	16,203
Newport Corp.*	888	16,046
ManTech International Corp. — Class A	536	16,042
Cass Information Systems, Inc.	235	15,827
Brooks Automation, Inc.	1,507	15,808
Emulex Corp.*	2,186	15,652
Sonus Networks, Inc.*	4,924	15,511
Digital River, Inc.*	833	15,411
CTS Corp.	766	15,251
SciQuest, Inc.*	531	15,123
Global Cash Access Holdings, Inc.*	1,510	15,085
Spansion, Inc. — Class A*	1,077	14,960
Ruckus Wireless, Inc.*	1,050	14,910
Extreme Networks, Inc.*	2,110	14,770
Checkpoint Systems, Inc.*	932	14,698
PDF Solutions, Inc.*	573	14,680
Angie's List, Inc.*	963	14,589
Lattice Semiconductor Corp.*	2,634	14,513
Move, Inc.*	907	14,503
Ambarella, Inc.*	425	14,420
Shutterstock, Inc.*	170	14,217
Park Electrochemical Corp.	472	13,556
Ubiquiti Networks, Inc.*	293	13,466
Fabrinet*	646	13,282
Daktronics, Inc.	825	12,936
Liquidity Services, Inc.*	566	12,826
Photronics, Inc.*	1,395	12,597
Tangoe, Inc.*	698	12,571
Callidus Software, Inc.*	910	12,494
Super Micro Computer, Inc.*	727	12,475
ShoreTel, Inc.*	1,338	12,417
Stamps.com, Inc.*	293	12,335
Comtech Telecommunications Corp.	390	12,293
Accelrys, Inc.*	1,270	12,116
EarthLink Holdings Corp.*	2,353	11,930
ServiceSource International, Inc.*	1,395	11,690
Epiq Systems, Inc.	716	11,606
Forrester Research, Inc.	291	11,134
Black Box Corp.	370	11,026
Silicon Image, Inc.*	1,752	10,775
TeleTech Holdings, Inc.*	449	10,749
IntraLinks Holdings, Inc.*	882	10,681
Micrel, Inc.	1,069	10,551
Silicon Graphics International Corp.*	778	10,433
TTM Technologies, Inc.*	1,208	10,365
Exar Corp.*	878	10,352
Ebix, Inc.	701	10,319
MoneyGram International, Inc.*	490	10,182
Jive Software, Inc.*	897	10,091
DTS, Inc.*	415	9,952
Nanometrics, Inc.*	522	9,944
Amkor Technology, Inc.*	1,592	9,759
Entropic Communications, Inc.*	2,048	9,646
AVG Technologies N.V.*	549	9,448
Internap Network Services Corp.*	1,217	9,152
Parkervision, Inc.*	2,010	9,146
Seachange International, Inc.*	748	9,096
Brightcove, Inc.*	640	9,050
XO Group, Inc.*	603	8,961
Calix, Inc.*	917	8,840
Rudolph Technologies, Inc.*	746	8,758
Bazaarvoice, Inc.*	1,101	8,720
LTX-Credence Corp.*	1,078	8,613
Actuate Corp.*	1,082	8,342
Oplink Communications, Inc.*	439	8,165
Mercury Systems, Inc.*	734	8,037
Electro Rent Corp.	430	7,964
E2open, Inc.*	332	7,938
Lionbridge Technologies, Inc.*	1,326	7,903
RealD, Inc.*	922	7,874
Qualys, Inc.*	340	7,857
GSI Group, Inc.*	694	7,801
Integrated Silicon Solution, Inc.*	639	7,726
Inphi Corp.*	597	7,701
Ceva, Inc.*	500	7,610
Global Eagle Entertainment, Inc.*	507	7,539
FormFactor, Inc.*	1,230	7,405
Anaren, Inc.*	262	7,333
IXYS Corp.	556	7,211
Procera Networks, Inc.*	475	7,135
Digi International, Inc.*	585	7,090
CIBER, Inc.*	1,698	7,030
Higher One Holdings, Inc.*	712	6,949
PLX Technology, Inc.*	1,046	6,883
Dice Holdings, Inc.*	946	6,859
Computer Task Group, Inc.	356	6,728
Blackhawk Network Holdings, Inc.*	266	6,719
Immersion Corp.*	638	6,622
Gogo, Inc.*	261	6,475
Zix Corp.*	1,412	6,439
Kopin Corp.*	1,512	6,381
NVE Corp.*	109	6,353
QuinStreet, Inc.*	712	6,187
ChannelAdvisor Corp.*	145	6,048

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Information Technology - 12.2% (continued)
Axcelis Technologies, Inc.*	2,473	$6,034
Cohu, Inc.	565	5,933
MoSys, Inc.*	1,070	5,906
Millennial Media, Inc.*	810	5,889
Quantum Corp.*	4,838	5,806
Avid Technology, Inc.*	710	5,787
Marketo, Inc.*	156	5,783
KEMET Corp.*	1,023	5,770
Electro Scientific Industries, Inc.	547	5,722
MaxLinear, Inc. — Class A*	548	5,716
Zygo Corp.*	384	5,676
Glu Mobile, Inc.*	1,459	5,676
Supertex, Inc.*	224	5,611
Ultra Clean Holdings, Inc.*	547	5,486
American Software, Inc. — Class A	551	5,438
PC Connection, Inc.	215	5,343
Cvent, Inc.*	146	5,313
ePlus, Inc.*	93	5,286
Xoom Corp.*	190	5,200
Mesa Laboratories, Inc.	66	5,186
Maxwell Technologies, Inc.*	663	5,152
Tessco Technologies, Inc.	126	5,080
Gigamon, Inc.*	180	5,054
VASCO Data Security International, Inc.*	653	5,048
Vocus, Inc.*	426	4,852
ModusLink Global Solutions, Inc.*	846	4,848
Speed Commerce, Inc.*	1,030	4,810
Datalink Corp.*	441	4,807
Bel Fuse, Inc. — Class B	224	4,773
Demand Media, Inc.*	820	4,731
KVH Industries, Inc.*	353	4,600
Pericom Semiconductor Corp.*	518	4,589
support.com, Inc.*	1,193	4,521
Vringo, Inc.*	1,527	4,520
Agilysys, Inc.*	322	4,482
PRGX Global, Inc.*	665	4,469
Peregrine Semiconductor Corp.*	599	4,439
Marchex, Inc. — Class B	513	4,437
DSP Group, Inc.*	446	4,331
Vishay Precision Group, Inc.*	286	4,259
United Online, Inc.	304	4,183
MA-COM Technology Solutions Holdings, Inc.*	246	4,180
Numerex Corp. — Class A*	319	4,131
Westell Technologies, Inc. — Class A*	1,008	4,082
Luxoft Holding, Inc.*	106	4,026
Rubicon Technology, Inc.*	404	4,020
PC-Telephone, Inc.	418	4,000
Textura Corp.*	132	3,952
Neonode, Inc.*	620	3,918
Alliance Fiber Optic Products, Inc.	260	3,913
Guidance Software, Inc.*	383	3,868
RealNetworks, Inc.*	507	3,828
Travelzoo, Inc.*	177	3,774
Hackett Group, Inc.	603	3,745
Reis, Inc.*	190	3,654
Imation Corp.*	776	3,632
ANADIGICS, Inc.*	1,878	3,456
Sapiens International Corporation N.V.	446	3,439
Mitek Systems, Inc.*	566	3,362
Sigma Designs, Inc.*	709	3,346
NeoPhotonics Corp.*	466	3,290
Rosetta Stone, Inc.*	265	3,238
Carbonite, Inc.*	273	3,230
eGain Corp.*	310	3,174
Aviat Networks, Inc.*	1,399	3,162
Rally Software Development Corp.*	160	3,112
GSI Technology, Inc.*	468	3,108
Unwired Planet, Inc.*	2,247	3,101
Alpha & Omega Semiconductor Ltd.*	396	3,053
Digimarc Corp.	155	2,985
Richardson Electronics Ltd.	261	2,965
Multi-Fineline Electronix, Inc.*	207	2,875
Aeroflex Holding Corp.*	441	2,867
Silver Spring Networks, Inc.*	130	2,730
Planet Payment, Inc.*	966	2,685
Telenav, Inc.*	402	2,649
Audience, Inc.*	218	2,538
Spark Networks, Inc.*	411	2,532
TeleCommunication Systems, Inc. — Class A*	1,090	2,529
QAD, Inc. — Class A	136	2,402
Limelight Networks, Inc.*	1,213	2,402
TechTarget, Inc.*	350	2,401
Uni-Pixel, Inc.*	230	2,302
Marin Software, Inc.*	208	2,130
Model N, Inc.*	180	2,122
Intermolecular, Inc.*	401	1,973
Control4 Corp.*	107	1,894
Hutchinson Technology, Inc.*	536	1,715
Radisys Corp.*	532	1,218
Viasystems Group, Inc.*	80	1,094
Tremor Video, Inc.*	176	1,021
Cyan, Inc.*	190	1,005
YuMe, Inc.*	126	939
Net Element, Inc.*	49	214
Total Information Technology		6,755,656
Industrials - 10.0%
Acuity Brands, Inc.	981	107,242
Middleby Corp.*	431	103,428
HEICO Corp.	1,516	87,851
Teledyne Technologies, Inc.*	845	77,621
EnerSys, Inc.	1,092	76,538
CLARCOR, Inc.	1,137	73,167
Esterline Technologies Corp.*	712	72,595
Woodward, Inc.	1,563	71,288
Moog, Inc. — Class A*	1,032	70,114
DigitalGlobe, Inc.*	1,693	69,667
Generac Holdings, Inc.	1,176	66,609
Curtiss-Wright Corp.	1,065	66,275

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Industrials - 10.0% (continued)
Chart Industries, Inc.*	691	$66,087
EMCOR Group, Inc.	1,522	64,595
Spirit Airlines, Inc.*	1,366	62,031
Actuant Corp. — Class A	1,669	61,152
Deluxe Corp.	1,160	60,541
Corporate Executive Board Co.	769	59,543
Watsco, Inc.	582	55,907
Advisory Board Co.*	813	51,763
USG Corp.*	1,738	49,324
Franklin Electric Company, Inc.	1,084	48,390
Applied Industrial Technologies, Inc.	960	47,126
Barnes Group, Inc.	1,230	47,121
JetBlue Airways Corp.*	5,308	45,383
TAL International Group, Inc.	778	44,618
Beacon Roofing Supply, Inc.*	1,105	44,509
MasTec, Inc.*	1,351	44,206
Healthcare Services Group, Inc.	1,555	44,115
United Stationers, Inc.	925	42,449
Swift Transportation Co. — Class A*	1,910	42,421
Polypore International, Inc.*	1,062	41,312
Tetra Tech, Inc.*	1,474	41,242
Trimas Corp.*	1,026	40,927
Watts Water Technologies, Inc. — Class A	653	40,401
HNI Corp.	1,036	40,228
Mueller Industries, Inc.	636	40,074
Herman Miller, Inc.	1,332	39,321
FTI Consulting, Inc.*	928	38,177
Brink's Co.	1,088	37,144
RBC Bearings, Inc.*	519	36,719
Allegiant Travel Co. — Class A	345	36,377
On Assignment, Inc.*	1,041	36,352
UTI Worldwide, Inc.	2,067	36,298
Mobile Mini, Inc.*	877	36,115
UniFirst Corp.	333	35,631
ABM Industries, Inc.	1,243	35,537
Simpson Manufacturing Company, Inc.	924	33,939
WageWorks, Inc.*	570	33,881
Huron Consulting Group, Inc.*	540	33,869
Mueller Water Products, Inc. — Class A	3,607	33,798
Raven Industries, Inc.	821	33,776
Hub Group, Inc. — Class A*	846	33,738
General Cable Corp.	1,137	33,439
CIRCOR International, Inc.	407	32,877
Mine Safety Appliances Co.	641	32,826
Brady Corp. — Class A	1,051	32,507
Orbital Sciences Corp.*	1,363	31,758
Trex Company, Inc.*	392	31,176
Granite Construction, Inc.	891	31,167
Steelcase, Inc. — Class A	1,920	30,451
Aircastle Ltd.	1,562	29,928
Forward Air Corp.	681	29,903
GrafTech International Ltd.*	2,660	29,872
Interface, Inc. — Class A	1,345	29,536
Korn/Ferry International*	1,102	28,784
Tennant Co.	422	28,616
AZZ, Inc.	581	28,388
G&K Services, Inc. — Class A	449	27,941
Proto Labs, Inc.*	391	27,831
EnPro Industries, Inc.*	473	27,268
Werner Enterprises, Inc.	1,039	25,694
Encore Wire Corp.	473	25,637
Matson, Inc.	973	25,405
DXP Enterprises, Inc.*	220	25,344
AAR Corp.	904	25,321
Primoris Services Corp.	810	25,215
GenCorp, Inc.*	1,378	24,832
Lindsay Corp.	298	24,660
Knight Transportation, Inc.	1,335	24,484
Kaman Corp.	616	24,474
Universal Forest Products, Inc.	462	24,089
Atlas Air Worldwide Holdings, Inc.*	582	23,949
TrueBlue, Inc.*	928	23,924
Briggs & Stratton Corp.	1,093	23,784
Apogee Enterprises, Inc.	662	23,772
Cubic Corp.	450	23,697
Rush Enterprises, Inc. — Class A*	790	23,424
Meritor, Inc.*	2,210	23,050
Exponent, Inc.	297	23,000
Albany International Corp. — Class A	632	22,708
McGrath RentCorp	567	22,567
Hyster-Yale Materials Handling, Inc.	241	22,452
Navigant Consulting, Inc.*	1,153	22,138
Tutor Perini Corp.*	838	22,039
Titan International, Inc.	1,213	21,810
Altra Industrial Motion Corp.	619	21,182
Dycom Industries, Inc.*	754	20,954
Federal Signal Corp.*	1,422	20,832
ESCO Technologies, Inc.	605	20,727
AAON, Inc.	644	20,576
Heartland Express, Inc.	1,048	20,562
Wesco Aircraft Holdings, Inc.*	938	20,561
II-VI, Inc.*	1,162	20,451
Sun Hydraulics Corp.	494	20,170
H&E Equipment Services, Inc.*	676	20,030
Team, Inc.*	473	20,027
Knoll, Inc.	1,093	20,013
Textainer Group Holdings Ltd.	490	19,708
Arkansas Best Corp.	583	19,635
Aegion Corp. — Class A*	886	19,395
Wabash National Corp.*	1,566	19,340
John Bean Technologies Corp.	653	19,152
Rexnord Corp.*	691	18,664
Taser International, Inc.*	1,164	18,484
Insperity, Inc.	506	18,282
Greenbrier Companies, Inc.*	553	18,161
US Ecology, Inc.	487	18,112
Standex International Corp.	285	17,921
Saia, Inc.*	558	17,884

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Industrials - 10.0% (continued)
Astec Industries, Inc.	461	$17,808
Astronics Corp.*	349	17,799
XPO Logistics, Inc.*	670	17,614
SkyWest, Inc.	1,182	17,529
ACCO Brands Corp.*	2,602	17,485
Thermon Group Holdings, Inc.*	611	16,699
Quanex Building Products Corp.	838	16,693
Comfort Systems USA, Inc.	841	16,307
Acacia Research Corp.	1,118	16,256
Blount International, Inc.*	1,119	16,192
Aceto Corp.	634	15,856
ICF International, Inc.*	448	15,550
Quad Graphics, Inc.	569	15,494
Nortek, Inc.*	205	15,293
Barrett Business Services, Inc.	164	15,209
Kelly Services, Inc. — Class A	607	15,139
Gorman-Rupp Co.	435	14,542
Powell Industries, Inc.	212	14,202
Griffon Corp.	1,015	13,408
Engility Holdings, Inc.*	400	13,360
Resources Connection, Inc.	930	13,327
Gibraltar Industries, Inc.*	710	13,199
American Science & Engineering, Inc.	182	13,088
Viad Corp.	469	13,029
RPX Corp.*	749	12,658
West Corp.	489	12,572
Kforce, Inc.	611	12,501
Great Lakes Dredge & Dock Corp.*	1,347	12,392
Aerovironment, Inc.*	421	12,264
Columbus McKinnon Corp.*	443	12,023
Republic Airways Holdings, Inc.*	1,121	11,983
MYR Group, Inc.*	476	11,938
Roadrunner Transportation Systems, Inc.*	426	11,481
Consolidated Graphics, Inc.*	169	11,397
Hawaiian Holdings, Inc.*	1,180	11,363
L.B. Foster Co. — Class A	238	11,255
Kimball International, Inc. — Class B	733	11,017
Marten Transport Ltd.	530	10,701
Kadant, Inc.	258	10,454
Ennis, Inc.	589	10,425
Multi-Color Corp.	274	10,341
EnerNOC, Inc.*	600	10,326
Park-Ohio Holdings Corp.*	195	10,218
American Railcar Industries, Inc.	219	10,019
Alamo Group, Inc.	165	10,014
GP Strategies Corp.*	330	9,831
KEYW Holding Corp.*	727	9,771
Air Transport Services Group, Inc.*	1,181	9,554
Insteel Industries, Inc.	413	9,387
CAI International, Inc.*	391	9,216
National Presto Industries, Inc.	114	9,177
SP Plus Corp.*	352	9,166
Furmanite Corp.*	856	9,091
ExOne Co.*	150	9,069
Celadon Group, Inc.	464	9,039
Capstone Turbine Corp.*	6,943	8,956
American Woodmark Corp.*	226	8,934
Argan, Inc.	322	8,874
Echo Global Logistics, Inc.*	401	8,613
Douglas Dynamics, Inc.	506	8,511
PowerSecure International, Inc.*	486	8,345
NCI Building Systems, Inc.*	474	8,314
Graham Corp.	228	8,274
Northwest Pipe Co.*	219	8,269
Heidrick & Struggles International, Inc.	410	8,257
CBIZ, Inc.*	889	8,108
NN, Inc.	394	7,955
InnerWorkings, Inc.*	1,005	7,829
Layne Christensen Co.*	454	7,754
PGT, Inc.*	760	7,691
Global Power Equipment Group, Inc.	391	7,652
Kratos Defense & Security Solutions, Inc.*	995	7,642
Mistras Group, Inc.*	364	7,600
Pendrell Corp.*	3,685	7,407
Orion Marine Group, Inc.*	615	7,398
FreightCar America, Inc.	273	7,267
Builders FirstSource, Inc.*	1,016	7,254
Ducommun, Inc.*	240	7,154
Titan Machinery, Inc.*	398	7,092
ARC Document Solutions, Inc.*	854	7,020
Lydall, Inc.*	394	6,942
Dynamic Materials Corp.	309	6,718
Pacer International, Inc.*	805	6,649
Patriot Transportation Holding, Inc.*	157	6,517
CECO Environmental Corp.	400	6,468
Sparton Corp.*	230	6,429
Ply Gem Holdings, Inc.*	356	6,419
Pike Corp.*	592	6,257
Quality Distribution, Inc.*	475	6,094
CDI Corp.	319	5,911
Energy Recovery, Inc.*	1,004	5,582
Coleman Cable, Inc.	208	5,454
Houston Wire & Cable Co.	404	5,406
Vicor Corp.*	401	5,381
Performant Financial Corp.*	512	5,274
Casella Waste Systems, Inc. — Class A*	879	5,098
FuelCell Energy, Inc.*,1	3,609	5,089
Manitex International, Inc.*	320	5,082
Twin Disc, Inc.	186	4,816
Preformed Line Products Co.	65	4,755
Miller Industries, Inc.	253	4,713
Courier Corp.	260	4,703
CRA International, Inc.*	232	4,594
Schawk, Inc. — Class A	308	4,580
Patrick Industries, Inc.*	154	4,455
YRC Worldwide, Inc.*	256	4,447
Flow International Corp.*	1,096	4,428
VSE Corp.	92	4,417

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Industrials - 10.0% (continued)
Sterling Construction Company, Inc.*	376	$4,410
PMFG, Inc.*	474	4,290
Ameresco, Inc. — Class A*	444	4,289
Heritage-Crystal Clean, Inc.*	208	4,262
LSI Industries, Inc.	490	4,248
Cenveo, Inc.*	1,227	4,221
Franklin Covey Co.*	210	4,175
Xerium Technologies, Inc.*	250	4,123
Commercial Vehicle Group, Inc.*	544	3,955
Universal Truckload Services, Inc.	129	3,936
Hardinge, Inc.	267	3,863
Tecumseh Products Co. — Class A*	425	3,846
Odyssey Marine Exploration, Inc.*	1,893	3,824
International Shipholding Corp.	128	3,776
Ampco-Pittsburgh Corp.	194	3,773
Power Solutions International, Inc.*	50	3,755
Hurco Companies, Inc.	150	3,752
LMI Aerospace, Inc.*	236	3,479
Accuride Corp.*	918	3,424
Stock Building Supply Holdings, Inc.*	187	3,407
Global Brass & Copper Holdings, Inc.	186	3,078
TRC Companies, Inc.*	369	2,635
API Technologies Corp.*	739	2,520
Revolution Lighting Technologies, Inc.*	675	2,312
Enphase Energy, Inc.*	364	2,308
Innovative Solutions & Support, Inc.*	291	2,121
Acorn Energy, Inc.	501	2,039
Erickson Air-Crane, Inc.*	90	1,871
American Superconductor Corp.*	1,112	1,824
Ultrapetrol Bahamas Ltd.*	486	1,818
NL Industries, Inc.	157	1,755
Intersections, Inc.	218	1,698
BlueLinx Holdings, Inc.*	771	1,503
Omega Flex, Inc.	68	1,391
Swisher Hygiene, Inc.*	2,592	1,333
Compx International, Inc.	29	408
Astronics Corp. — Class B*	2	102
Total Industrials		5,513,185
Consumer Discretionary - 9.4%
Brunswick Corp.	2,070	95,344
Fifth & Pacific Companies, Inc.*	2,728	87,486
Sotheby's	1,561	83,045
Tenneco, Inc.*	1,389	78,576
Wolverine World Wide, Inc.	2,286	77,632
Dana Holding Corp.	3,347	65,668
Lumber Liquidators Holdings, Inc.*	636	65,438
Live Nation Entertainment, Inc.*	3,216	63,548
Buffalo Wild Wings, Inc.*	425	62,561
Pool Corp.	1,064	61,860
Vail Resorts, Inc.	819	61,614
Men's Wearhouse, Inc.	1,175	60,020
Cheesecake Factory, Inc.	1,215	58,648
Office Depot, Inc.*	10,942	57,882
Sinclair Broadcast Group, Inc. — Class A	1,563	55,845
Iconix Brand Group, Inc.*	1,352	53,674
Jack in the Box, Inc.*	1,009	50,470
Steven Madden Ltd.*	1,374	50,275
Pier 1 Imports, Inc.	2,148	49,575
Cracker Barrel Old Country Store, Inc.	443	48,761
HSN, Inc.	778	48,469
New York Times Co. — Class A	2,945	46,738
Life Time Fitness, Inc.*	976	45,872
Ryland Group, Inc.	1,047	45,449
Grand Canyon Education, Inc.*	1,036	45,169
Penske Automotive Group, Inc.	956	45,085
Shutterfly, Inc.*	867	44,156
Outerwall, Inc.*,1	637	42,851
Meredith Corp.	815	42,218
Rent-A-Center, Inc.	1,212	40,408
Monro Muffler Brake, Inc.	716	40,354
Hibbett Sports, Inc.*,1	595	39,990
Genesco, Inc.*	545	39,819
Conn's, Inc.*	505	39,789
Texas Roadhouse, Inc. — Class A	1,426	39,643
ANN, Inc.*	1,078	39,413
Meritage Homes Corp.*	819	39,304
Asbury Automotive Group, Inc.*	709	38,102
Nexstar Broadcasting Group, Inc. — Class A	678	37,784
La-Z-Boy, Inc.	1,194	37,013
Hillenbrand, Inc.	1,257	36,981
Express, Inc.*	1,947	36,351
Vitamin Shoppe, Inc.*	695	36,147
Group 1 Automotive, Inc.	502	35,652
Helen of Troy Ltd.*	720	35,648
Marriott Vacations Worldwide Corp.*	672	35,454
Lithia Motors, Inc. — Class A	510	35,404
KB Home	1,909	34,897
Cooper Tire & Rubber Co.	1,449	34,834
Jos. A. Bank Clothiers, Inc.*	633	34,644
Pinnacle Entertainment, Inc.*	1,332	34,619
Papa John's International, Inc.	754	34,232
Buckle, Inc.	632	33,218
Orient-Express Hotels Ltd. — Class A*	2,183	32,985
Sturm Ruger & Company, Inc.	445	32,525
Five Below, Inc.*	750	32,400
Crocs, Inc.*	2,012	32,031
Dorman Products, Inc.*	571	32,016
Bob Evans Farms, Inc.	630	31,872
DineEquity, Inc.	380	31,749
Finish Line, Inc. — Class A	1,126	31,719

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Consumer Discretionary - 9.4% (continued)
American Axle & Manufacturing Holdings, Inc.*	1,525	$31,186
Valassis Communications, Inc.	892	30,551
Standard Pacific Corp.*	3,373	30,526
Bloomin' Brands, Inc.*	1,265	30,373
Children's Place Retail Stores, Inc.*	522	29,738
Skechers U.S.A., Inc. — Class A*	888	29,419
Krispy Kreme Doughnuts, Inc.*	1,488	28,704
MDC Holdings, Inc.	888	28,629
G-III Apparel Group Ltd.*	386	28,483
Ascent Capital Group, Inc. — Class A*	330	28,235
Churchill Downs, Inc.	314	28,150
Interval Leisure Group, Inc.	895	27,656
Brown Shoe Company, Inc.	981	27,605
Jones Group, Inc.	1,834	27,437
National CineMedia, Inc.	1,369	27,325
Restoration Hardware Holdings, Inc.*	405	27,257
Select Comfort Corp.*	1,275	26,890
Matthews International Corp. — Class A	630	26,844
Quiksilver, Inc.*	3,023	26,512
Drew Industries, Inc.	516	26,419
Fiesta Restaurant Group, Inc.*	504	26,329
Sonic Corp.*	1,281	25,863
Oxford Industries, Inc.	313	25,250
Tumi Holdings, Inc.*	1,096	24,715
Red Robin Gourmet Burgers, Inc.*	326	23,974
Loral Space & Communications, Inc.*	295	23,889
Columbia Sportswear Co.	295	23,231
LifeLock, Inc.*	1,380	22,646
iRobot Corp.*	647	22,496
MDC Partners, Inc. — Class A	877	22,372
International Speedway Corp. — Class A	629	22,323
Sonic Automotive, Inc. — Class A	895	21,910
AFC Enterprises, Inc.*	547	21,060
Multimedia Games Holding Company, Inc.*	662	20,760
Scholastic Corp.	605	20,576
Gentherm, Inc.*	765	20,510
Cato Corp. — Class A	628	19,970
Caesars Entertainment Corp.*	925	19,925
Core-Mark Holding Company, Inc.	259	19,666
Francesca's Holdings Corp.*	996	18,336
Scientific Games Corp. — Class A*	1,082	18,318
CEC Entertainment, Inc.	407	18,022
ITT Educational Services, Inc.*	536	17,999
Boyd Gaming Corp.*	1,587	17,870
Movado Group, Inc.	401	17,648
American Public Education, Inc.*	404	17,562
Winnebago Industries, Inc.*	635	17,431
BJ's Restaurants, Inc.*	558	17,331
Ethan Allen Interiors, Inc.	568	17,278
Arctic Cat, Inc.	303	17,265
Smith & Wesson Holding Corp.*	1,279	17,254
Gray Television, Inc.*	1,150	17,112
Hovnanian Enterprises, Inc. — Class A*,1	2,567	16,994
Capella Education Co.	254	16,876
Standard Motor Products, Inc.	454	16,707
Stage Stores, Inc.	747	16,598
Aeropostale, Inc.*	1,793	16,298
Steiner Leisure Ltd.*	329	16,184
Tuesday Morning Corp.*	981	15,656
Regis Corp.	1,077	15,627
EW Scripps Co. — Class A*	713	15,486
Fred's, Inc. — Class A	830	15,372
Cumulus Media, Inc. — Class A*	1,968	15,213
Biglari Holdings, Inc.*	30	15,199
Denny's Corp.*	2,103	15,121
Pep Boys-Manny Moe & Jack*	1,203	14,604
Carmike Cinemas, Inc.*	519	14,449
M/I Homes, Inc.*	559	14,227
Haverty Furniture Companies, Inc.	446	13,960
Beazer Homes USA, Inc.*	568	13,871
FTD Companies, Inc.*	424	13,814
Barnes & Noble, Inc.*	922	13,784
Modine Manufacturing Co.*	1,069	13,705
Callaway Golf Co.	1,624	13,690
K12, Inc.*	623	13,550
Blue Nile, Inc.*	287	13,515
Chuy's Holdings, Inc.*	370	13,327
Universal Electronics, Inc.*	345	13,147
Mattress Firm Holding Corp.*	303	13,041
Zumiez, Inc.*	477	12,402
Vera Bradley, Inc.*	491	11,804
Zale Corp.*	740	11,670
Ruth's Hospitality Group, Inc.	817	11,610
LeapFrog Enterprises, Inc. — Class A*	1,450	11,513
Cavco Industries, Inc.*	163	11,198
Superior Industries International, Inc.	532	10,975
World Wrestling Entertainment, Inc. — Class A	657	10,893
NutriSystem, Inc.	656	10,785
Media General, Inc.*,1	450	10,170
Bright Horizons Family Solutions, Inc.*	275	10,104
Libbey, Inc.*	481	10,101
Shoe Carnival, Inc.	347	10,066
Ruby Tuesday, Inc.*	1,386	9,605
Unifi, Inc.*	344	9,370
Destination Maternity Corp.	311	9,293
Journal Communications, Inc. — Class A*	998	9,291
Rentrak Corp.*	238	9,018
Federal-Mogul Corp.*	443	8,718
MarineMax, Inc.*	537	8,635
Strayer Education, Inc.	248	8,549

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Consumer Discretionary - 9.4% (continued)
Stein Mart, Inc.	625	$8,406
Stoneridge, Inc.*	653	8,326
Town Sports International Holdings, Inc.	547	8,074
Overstock.com, Inc.*	252	7,759
Kirkland's, Inc.*	327	7,740
PetMed Express, Inc.	464	7,716
Harte-Hanks, Inc.	985	7,703
Entravision Communications Corp. — Class A	1,262	7,686
Big 5 Sporting Goods Corp.	386	7,651
Tile Shop Holdings, Inc.*	420	7,589
America's Car-Mart, Inc.*	179	7,559
Remy International, Inc.	320	7,462
Diamond Resorts International, Inc.*	402	7,421
NACCO Industries, Inc. — Class A	118	7,338
Bridgepoint Education, Inc.*	414	7,332
Bravo Brio Restaurant Group, Inc.*	448	7,289
Career Education Corp.*	1,266	7,216
Christopher & Banks Corp.*	830	7,088
William Lyon Homes — Class A*	320	7,085
VOXX International Corp. — Class A*	421	7,031
Digital Generation, Inc.*	549	7,000
Carriage Services, Inc. — Class A	355	6,933
Black Diamond, Inc.*	514	6,852
Universal Technical Institute, Inc.	484	6,732
Central European Media Enterprises Ltd. — Class A*	1,746	6,705
TRI Pointe Homes, Inc.*	336	6,696
Destination XL Group, Inc.*	959	6,301
ValueVision Media, Inc. — Class A*	897	6,270
Citi Trends, Inc.*	358	6,086
RetailMeNot, Inc.*	210	6,046
Nautilus, Inc.*	707	5,960
Mac-Gray Corp.	280	5,944
RadioShack Corp.*	2,269	5,899
Del Frisco's Restaurant Group, Inc.*	248	5,845
Marcus Corp.	424	5,699
Entercom Communications Corp. — Class A*	542	5,696
Education Management Corp.*	552	5,570
West Marine, Inc.*	390	5,550
Wet Seal, Inc. — Class A*	2,024	5,526
CSS Industries, Inc.	190	5,449
Saga Communications, Inc. — Class A	106	5,332
Speedway Motorsports, Inc.	264	5,240
Winmark Corp.	56	5,187
Daily Journal Corp.*	28	5,180
Spartan Motors, Inc.	771	5,166
Sears Hometown and Outlet Stores, Inc.*	200	5,100
Bon-Ton Stores, Inc.	310	5,047
Noodles & Co.*	138	4,957
Morgans Hotel Group Co.*	607	4,935
Costa, Inc.*	221	4,802
Jamba, Inc.*	386	4,798
McClatchy Co. — Class A*	1,396	4,746
Perry Ellis International, Inc.*	288	4,548
Weyco Group, Inc.	151	4,444
R.G. Barry Corp.	229	4,420
Fuel Systems Solutions, Inc.*	318	4,411
Isle of Capri Casinos, Inc.*	487	4,383
bebe stores, Inc.	792	4,213
Hooker Furniture Corp.	242	4,037
hhgregg, Inc.*	288	4,023
Orbitz Worldwide, Inc.*	548	3,935
Fox Factory Holding Corp.*	220	3,876
Monarch Casino & Resort, Inc.*	193	3,875
Bassett Furniture Industries, Inc.	249	3,805
Culp, Inc.	182	3,722
Lifetime Brands, Inc.	234	3,681
Carrols Restaurant Group, Inc.*	540	3,569
Pacific Sunwear of California, Inc.*	1,050	3,507
Global Sources Ltd.*	429	3,488
Luby's, Inc.*	450	3,474
Nathan's Famous, Inc.*	67	3,377
Flexsteel Industries, Inc.	109	3,350
AH Belo Corp. — Class A	430	3,212
Corinthian Colleges, Inc.*	1,800	3,204
1-800-Flowers.com, Inc. — Class A*	584	3,159
Zagg, Inc.*	693	3,015
Skullcandy, Inc.*	418	3,014
Martha Stewart Living Omnimedia, Inc. — Class A*	717	3,011
Reading International, Inc. — Class A*	401	3,003
ReachLocal, Inc.*	235	2,987
WCI Communities, Inc.*	156	2,978
JAKKS Pacific, Inc.	436	2,934
Vitacost.com, Inc.*	504	2,918
Johnson Outdoors, Inc. — Class A	108	2,911
New York & Company, Inc.*	655	2,862
Tower International, Inc.*	133	2,846
Systemax, Inc.*	250	2,813
Crown Media Holdings, Inc. — Class A*	788	2,782
Lincoln Educational Services Corp.	544	2,709
Shiloh Industries, Inc.*	137	2,672
Dex Media, Inc.*	390	2,644
UCP, Inc. — Class A*	180	2,635
Tilly's, Inc. — Class A*	224	2,565
JTH Holding, Inc. — Class A*	100	2,430
Marine Products Corp.	240	2,412
Hemisphere Media Group, Inc.*	200	2,374
Blyth, Inc.	210	2,285
Ignite Restaurant Group, Inc.*	168	2,100

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Consumer Discretionary - 9.4% (continued)
Einstein Noah Restaurant Group, Inc.	144	$2,088
Salem Communications Corp. — Class A	236	2,053
EveryWare Global, Inc.*	224	1,855
American Apparel, Inc.*	1,315	1,617
Gordmans Stores, Inc.	203	1,557
Body Central Corp.*	378	1,489
Diversified Restaurant Holdings, Inc.*	251	1,197
Trans World Entertainment Corp.*	236	1,043
Beasley Broadcasting Group, Inc. — Class A	98	856
Total Consumer Discretionary		5,180,629
Health Care - 9.0%
athenahealth, Inc.*	830	111,636
Isis Pharmaceuticals, Inc.*	2,552	101,673
Align Technology, Inc.*	1,664	95,098
Alnylam Pharmaceuticals, Inc.*	1,324	85,174
West Pharmaceutical Services, Inc.	1,584	77,711
ViroPharma, Inc.*	1,488	74,176
Centene Corp.*	1,241	73,157
Medidata Solutions, Inc.*	1,204	72,927
Cepheid, Inc.*	1,532	71,576
Team Health Holdings, Inc.*	1,569	71,468
WellCare Health Plans, Inc.*	996	70,138
NPS Pharmaceuticals, Inc.*	2,281	69,252
HealthSouth Corp.	1,990	66,306
Questcor Pharmaceuticals, Inc.	1,185	64,522
STERIS Corp.	1,340	64,388
PAREXEL International Corp.*	1,298	58,643
DexCom, Inc.*	1,607	56,904
Medicines Co.*	1,437	55,496
Owens & Minor, Inc.	1,448	52,939
Puma Biotechnology, Inc.*	506	52,386
Air Methods Corp.*	893	52,089
Haemonetics Corp.*	1,165	49,081
Celldex Therapeutics, Inc.*	2,023	48,977
MWI Veterinary Supply, Inc.*	287	48,959
Thoratec Corp.*	1,310	47,946
Aegerion Pharmaceuticals, Inc.*	664	47,117
HMS Holdings Corp.*	2,002	45,505
Insulet Corp.*	1,213	45,002
Prestige Brands Holdings, Inc.*	1,167	41,779
Cyberonics, Inc.*	627	41,075
Santarus, Inc.*	1,273	40,685
ACADIA Pharmaceuticals, Inc.*	1,590	39,734
Impax Laboratories, Inc.*	1,562	39,269
Acadia Healthcare Company, Inc.*	810	38,337
Neogen Corp.*	818	37,383
Pacira Pharmaceuticals, Inc.*	640	36,794
Magellan Health Services, Inc.*	611	36,605
Opko Health, Inc.*,1	4,292	36,224
HeartWare International, Inc.*	371	34,859
Chemed Corp.	444	34,019
Amsurg Corp. — Class A*	729	33,476
NuVasive, Inc.*	1,009	32,621
Akorn, Inc.*	1,322	32,561
Masimo Corp.*	1,106	32,328
Hanger, Inc.*	789	31,039
Halozyme Therapeutics, Inc.*	2,030	30,430
Nektar Therapeutics*	2,631	29,862
InterMune, Inc.*	2,021	29,769
Arena Pharmaceuticals, Inc.*	4,964	29,039
Wright Medical Group, Inc.*	920	28,253
ImmunoGen, Inc.*	1,921	28,181
Synageva BioPharma Corp.*	435	28,153
MedAssets, Inc.*	1,389	27,544
Volcano Corp.*	1,241	27,116
Acorda Therapeutics, Inc.*	925	27,010
PDL BioPharma, Inc.[1]	3,197	26,983
CONMED Corp.	629	26,733
ArthroCare Corp.*	645	25,955
Exelixis, Inc.*	4,182	25,636
Cantel Medical Corp.	743	25,195
Globus Medical, Inc. — Class A*	1,247	25,164
Analogic Corp.	283	25,062
Meridian Bioscience, Inc.	943	25,018
Endologix, Inc.*	1,423	24,817
Ironwood Pharmaceuticals, Inc. — Class A*	2,127	24,694
Integra LifeSciences Holdings Corp.*	515	24,571
Clovis Oncology, Inc.*	407	24,530
Kindred Healthcare, Inc.	1,234	24,359
Keryx Biopharmaceuticals, Inc.*	1,864	24,139
Greatbatch, Inc.*	538	23,801
ABIOMED, Inc.*	878	23,478
Auxilium Pharmaceuticals, Inc.*	1,121	23,250
Spectranetics Corp.*	919	22,975
IPC The Hospitalist Company, Inc.*	385	22,865
Molina Healthcare, Inc.*	642	22,310
Fluidigm Corp.*	577	22,111
Novavax, Inc.*	4,237	21,693
Ligand Pharmaceuticals, Inc. — Class B*	401	21,093
Vivus, Inc.*,1	2,293	20,820
Dyax Corp.*	2,757	20,760
ExamWorks Group, Inc.*	691	20,640
Emeritus Corp.*	922	19,943
Abaxis, Inc.*	498	19,930
Ensign Group, Inc.	449	19,877
Omnicell, Inc.*	776	19,811
Quidel Corp.*	636	19,646
Sangamo Biosciences, Inc.*	1,384	19,224
Cardiovascular Systems, Inc.*	559	19,168
Quality Systems, Inc.	908	19,122
Momenta Pharmaceuticals, Inc.*	1,079	19,077
Exact Sciences Corp.*	1,594	18,634
ICU Medical, Inc.*	291	18,540
MiMedx Group, Inc.*	2,060	18,004
Raptor Pharmaceutical Corp.*	1,356	17,655
MannKind Corp.*	3,386	17,641
Sarepta Therapeutics, Inc.*	850	17,315

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Health Care - 9.0% (continued)
Invacare Corp.	733	$17,013
Luminex Corp.*	855	16,587
Computer Programs & Systems, Inc.	264	16,318
Natus Medical, Inc.*	694	15,615
Capital Senior Living Corp.*	650	15,594
AMN Healthcare Services, Inc.*	1,053	15,479
Merit Medical Systems, Inc.*	964	15,173
Infinity Pharmaceuticals, Inc.*	1,088	15,025
HealthStream, Inc.*	455	14,910
Accuray, Inc.*	1,684	14,668
PharMerica Corp.*	682	14,663
Emergent Biosolutions, Inc.*	621	14,277
Neurocrine Biosciences, Inc.*	1,523	14,225
Geron Corp.*	2,980	14,125
Bio-Reference Labs, Inc.*	553	14,124
Array BioPharma, Inc.*	2,802	14,038
Lannett Company, Inc.*	422	13,968
Affymetrix, Inc.*	1,624	13,918
NxStage Medical, Inc.*	1,361	13,610
Depomed, Inc.*	1,286	13,606
Staar Surgical Co.*	840	13,600
Idenix Pharmaceuticals, Inc.*,1	2,270	13,575
Insmed, Inc.*	786	13,370
National Healthcare Corp.	246	13,262
Orexigen Therapeutics, Inc.*	2,295	12,921
Select Medical Holdings Corp.	1,109	12,875
Cadence Pharmaceuticals, Inc.*	1,408	12,742
Spectrum Pharmaceuticals, Inc.*	1,437	12,717
Accretive Health, Inc.*	1,338	12,256
Corvel Corp.*	262	12,235
Cambrex Corp.*	680	12,124
Landauer, Inc.	228	11,995
AMAG Pharmaceuticals, Inc.*	494	11,989
Healthways, Inc.*	777	11,927
Cynosure, Inc. — Class A*	445	11,873
XOMA Corp.*	1,751	11,784
Merrimack Pharmaceuticals, Inc.*	2,198	11,737
Galena Biopharma, Inc.*,1	2,333	11,572
Atrion Corp.	39	11,554
Antares Pharma, Inc.*	2,571	11,518
Hi-Tech Pharmacal Company, Inc.*	258	11,195
Genomic Health, Inc.*	382	11,181
Tornier N.V.*	594	11,161
AVANIR Pharmaceuticals, Inc. — Class A*	3,304	11,101
Sagent Pharmaceuticals, Inc.*	432	10,964
Intercept Pharmaceuticals, Inc.*	160	10,925
GenMark Diagnostics, Inc.*	816	10,861
Dendreon Corp.*	3,593	10,743
Amedisys, Inc.*	724	10,592
Triple-S Management Corp. — Class B*	537	10,439
Anika Therapeutics, Inc.*	273	10,418
Synergy Pharmaceuticals, Inc.*	1,835	10,331
Dynavax Technologies Corp.*	5,270	10,329
Cerus Corp.*	1,587	10,236
TherapeuticsMD, Inc.*	1,960	10,212
Orthofix International N.V.*	443	10,109
KYTHERA Biopharmaceuticals, Inc.*	270	10,058
Anacor Pharmaceuticals, Inc.*	585	9,816
BioScrip, Inc.*	1,326	9,812
Repligen Corp.*	716	9,766
Unilife Corp.*	2,206	9,706
U.S. Physical Therapy, Inc.	272	9,591
AngioDynamics, Inc.*	557	9,575
Repros Therapeutics, Inc.*	517	9,461
Vanda Pharmaceuticals, Inc.*	752	9,332
Lexicon Pharmaceuticals, Inc.*	5,182	9,328
Rockwell Medical, Inc.*	891	9,302
AtriCure, Inc.*	488	9,116
Horizon Pharma, Inc.*	1,176	8,961
Gentiva Health Services, Inc.*	712	8,836
Vascular Solutions, Inc.*	379	8,774
TESARO, Inc.*	310	8,754
Prothena Corporation plc*	330	8,752
Symmetry Medical, Inc.*	843	8,497
NewLink Genetics Corp.*	381	8,386
SurModics, Inc.*	341	8,317
OraSure Technologies, Inc.*	1,265	7,957
ZIOPHARM Oncology, Inc.*	1,820	7,899
Chelsea Therapeutics International Ltd.*	1,777	7,872
Immunomedics, Inc.*	1,676	7,710
Omeros Corp.*	678	7,655
Zeltiq Aesthetics, Inc.*	398	7,526
Vocera Communications, Inc.*	476	7,430
Endocyte, Inc.*	695	7,430
Achillion Pharmaceuticals, Inc.*	2,189	7,267
Progenics Pharmaceuticals, Inc.*	1,353	7,211
Zogenix, Inc.*	2,074	7,135
CryoLife, Inc.	636	7,053
LHC Group, Inc.*	274	6,587
Furiex Pharmaceuticals, Inc.*	155	6,512
Portola Pharmaceuticals, Inc.*	251	6,463
Universal American Corp.	881	6,431
Providence Service Corp.*	243	6,250
SciClone Pharmaceuticals, Inc.*	1,236	6,229
TearLab Corp.*	660	6,164
Sequenom, Inc.*	2,622	6,135
Intrexon Corp.*	257	6,117
Almost Family, Inc.*	189	6,110
Cross Country Healthcare, Inc.*	612	6,108
Osiris Therapeutics, Inc.*	376	6,046
AcelRx Pharmaceuticals, Inc.*	530	5,994
Synta Pharmaceuticals Corp.*,1	1,124	5,890
Rigel Pharmaceuticals, Inc.*	1,988	5,666
Navidea Biopharmaceuticals, Inc.*	2,735	5,661
XenoPort, Inc.*	984	5,658
Pacific Biosciences of California, Inc.*	1,081	5,654
Cell Therapeutics, Inc.*	2,940	5,645

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Health Care - 9.0% (continued)
Cempra, Inc.*	450	$5,576
Curis, Inc.*	1,945	5,485
Five Star Quality Care, Inc.*	981	5,386
Albany Molecular Research, Inc.*	530	5,342
Exactech, Inc.*	224	5,322
Peregrine Pharmaceuticals, Inc.*	3,636	5,054
Ampio Pharmaceuticals, Inc.*	708	5,048
Threshold Pharmaceuticals, Inc.*	1,068	4,988
Chindex International, Inc.*	286	4,985
Pozen, Inc.	608	4,888
Solta Medical, Inc.*	1,607	4,741
Verastem, Inc.*	403	4,594
Utah Medical Products, Inc.	80	4,573
RTI Surgical, Inc.*	1,281	4,535
Stemline Therapeutics, Inc.*	223	4,371
Insys Therapeutics, Inc.*	112	4,336
Tetraphase Pharmaceuticals, Inc.*	320	4,326
PhotoMedex, Inc.*	325	4,209
National Research Corp. — Class A*	223	4,197
BioDelivery Sciences International, Inc.*	686	4,041
Hyperion Therapeutics, Inc.*	196	3,963
Cytokinetics, Inc.*	606	3,939
Corcept Therapeutics, Inc.*	1,214	3,909
Durata Therapeutics, Inc.*	299	3,824
PTC Therapeutics, Inc.*	223	3,784
Receptos, Inc.*	130	3,769
Agios Pharmaceuticals, Inc.*	156	3,736
Cytori Therapeutics, Inc.*	1,442	3,706
Sunesis Pharmaceuticals, Inc.*	737	3,493
Merge Healthcare, Inc.*	1,491	3,459
Cutera, Inc.*	336	3,420
Derma Sciences, Inc.*	310	3,354
Bluebird Bio, Inc.*	156	3,273
ChemoCentryx, Inc.*	555	3,213
OncoMed Pharmaceuticals, Inc.*	106	3,129
Accelerate Diagnostics, Inc.*,1	250	3,050
Biotime, Inc.*	842	3,031
Alliance HealthCare Services, Inc.*	120	2,969
Addus HomeCare Corp.*	130	2,919
Sucampo Pharmaceuticals, Inc. — Class A*	310	2,914
Arqule, Inc.*	1,346	2,894
Chimerix, Inc.*	190	2,871
Aratana Therapeutics, Inc.*	150	2,865
Medical Action Industries, Inc.*	333	2,850
Nanosphere, Inc.*	1,236	2,830
Epizyme, Inc.*	136	2,829
Alphatec Holdings, Inc.*	1,406	2,826
Supernus Pharmaceuticals, Inc.*	370	2,790
OncoGenex Pharmaceutical, Inc.*	329	2,744
SIGA Technologies, Inc.*	838	2,740
Harvard Bioscience, Inc.*	578	2,717
NeoGenomics, Inc.*	750	2,715
Targacept, Inc.*	631	2,619
MEI Pharma, Inc.*	277	2,219
Biolase, Inc.*	779	2,204
AVEO Pharmaceuticals, Inc.*	1,187	2,184
Enanta Pharmaceuticals, Inc.*	80	2,182
Skilled Healthcare Group, Inc. — Class A*	453	2,179
Fibrocell Science, Inc.*	521	2,115
Vical, Inc.*	1,731	2,043
Cornerstone Therapeutics, Inc.*	210	1,993
OvaScience, Inc.*	206	1,883
Alimera Sciences, Inc.*	386	1,818
Regulus Therapeutics, Inc.*	231	1,707
Onconova Therapeutics, Inc.*	146	1,676
Amicus Therapeutics, Inc.*	690	1,622
Coronado Biosciences, Inc.*	614	1,615
Esperion Therapeutics, Inc.*	107	1,470
Cellular Dynamics International, Inc.*	87	1,436
TG Therapeutics, Inc.*	363	1,416
KaloBios Pharmaceuticals, Inc.*	274	1,211
Pernix Therapeutics Holdings*	405	1,021
Enzon Pharmaceuticals, Inc.	856	993
GTx, Inc.*	596	983
Conatus Pharmaceuticals, Inc.*	143	922
Harvard Apparatus Regenerative Technology, Inc.*	140	665
USMD Holdings, Inc.*	20	402
Total Health Care		4,980,694
Energy - 3.8%
Kodiak Oil & Gas Corp.*	6,064	67,978
Rosetta Resources, Inc.*	1,393	66,920
Targa Resources Corp.	750	66,129
SemGroup Corp. — Class A	967	63,076
Bristow Group, Inc.	825	61,925
Helix Energy Solutions Group, Inc.*	2,414	55,957
CARBO Ceramics, Inc.	451	52,555
Western Refining, Inc.	1,238	52,503
Scorpio Tankers, Inc.	4,198	49,494
Energy XXI Bermuda Ltd.	1,806	48,870
Carrizo Oil & Gas, Inc.*	1,030	46,113
Exterran Holdings, Inc.*	1,313	44,905
PDC Energy, Inc.*	814	43,321
SEACOR Holdings, Inc.*	460	41,952
Hornbeck Offshore Services, Inc.*	816	40,172
Stone Energy Corp.*	1,138	39,363
Crosstex Energy, Inc.	1,076	38,908
Alpha Natural Resources, Inc.*	5,020	35,842
Bill Barrett Corp.*	1,105	29,592
Delek US Holdings, Inc.	849	29,213
Bonanza Creek Energy, Inc.*	666	28,951
Magnum Hunter Resources Corp.*	3,922	28,670
Gulfmark Offshore, Inc. — Class A	607	28,608
Geospace Technologies Corp.*	290	27,501
Key Energy Services, Inc.*	3,472	27,429

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Energy - 3.8% (continued)
Forum Energy Technologies, Inc.*	890	$25,151
Cloud Peak Energy, Inc.*	1,384	24,912
Matador Resources Co.*	1,332	24,828
Newpark Resources, Inc.*	1,964	24,138
C&J Energy Services, Inc.*	1,032	23,839
Hercules Offshore, Inc.*	3,640	23,769
Diamondback Energy, Inc.*	440	23,258
Parker Drilling Co.*	2,720	22,114
TETRA Technologies, Inc.*	1,773	21,914
Northern Oil and Gas, Inc.*	1,447	21,806
Arch Coal, Inc.	4,837	21,525
Sanchez Energy Corp.*	866	21,226
Ship Finance International Ltd.	1,277	20,917
Halcon Resources Corp.*,1	5,277	20,369
Rex Energy Corp.*	1,030	20,301
Comstock Resources, Inc.	1,102	20,156
Clean Energy Fuels Corp.*	1,552	19,990
EPL Oil & Gas, Inc.*	680	19,380
Nordic American Tankers Ltd.	1,700	16,490
EXCO Resources, Inc.	3,090	16,408
Contango Oil & Gas Co.*	337	15,927
Approach Resources, Inc.*	795	15,336
Matrix Service Co.*	597	14,609
Era Group, Inc.*	460	14,196
Resolute Energy Corp.*	1,542	13,924
Tesco Corp.*	688	13,609
Swift Energy Co.*	994	13,419
Triangle Petroleum Corp.*	1,549	12,888
RigNet, Inc.*	268	12,845
W&T Offshore, Inc.	801	12,816
PHI, Inc.*	292	12,673
Athlon Energy, Inc.*	407	12,312
Goodrich Petroleum Corp.*	717	12,203
Solazyme, Inc.*	1,093	11,903
Penn Virginia Corp.*	1,258	11,863
Pioneer Energy Services Corp.*	1,410	11,294
Green Plains Renewable Energy, Inc.	576	11,169
Clayton Williams Energy, Inc.*	136	11,145
Basic Energy Services, Inc.*	677	10,683
Synergy Resources Corp.*	1,151	10,658
ION Geophysical Corp.*	3,038	10,025
GasLog Ltd.	583	9,963
Emerald Oil, Inc.*	1,296	9,927
Forest Oil Corp.*	2,725	9,837
Vaalco Energy, Inc.*	1,311	9,033
Rentech, Inc.*	5,155	9,021
Quicksilver Resources, Inc.*,1	2,850	8,750
Gastar Exploration, Inc.*	1,264	8,747
Alon USA Energy, Inc.	525	8,684
Willbros Group, Inc.*	907	8,544
Vantage Drilling Co.*	4,573	8,414
Natural Gas Services Group, Inc.*	286	7,885
Gulf Island Fabrication, Inc.	328	7,616
Knightsbridge Tankers Ltd.	699	6,424
Dawson Geophysical Co.*	187	6,324
Abraxas Petroleum Corp.*	1,884	6,180
Callon Petroleum Co.*	902	5,890
REX American Resources Corp.*	130	5,812
Endeavour International Corp.*	1,077	5,654
PetroQuest Energy, Inc.*	1,300	5,616
Teekay Tankers Ltd. — Class A	1,417	5,569
Nuverra Environmental Solutions, Inc.*	330	5,546
Renewable Energy Group, Inc.*	482	5,524
Panhandle Oil and Gas, Inc. — Class A	163	5,446
Warren Resources, Inc.*	1,665	5,228
Westmoreland Coal Co.*	269	5,189
Mitcham Industries, Inc.*	288	5,100
Midstates Petroleum Company, Inc.*	760	5,031
Miller Energy Resources, Inc.*	696	4,900
BPZ Resources, Inc.*	2,675	4,869
Evolution Petroleum Corp.	388	4,788
Cal Dive International, Inc.*	2,235	4,492
FX Energy, Inc.*	1,213	4,440
Frontline Ltd.*,1	1,176	4,398
Equal Energy Ltd.	810	4,325
Bolt Technology Corp.	194	4,270
Uranium Energy Corp.*	1,947	3,894
Ur-Energy, Inc.*	2,757	3,805
Jones Energy, Inc. — Class A*	253	3,663
Apco Oil and Gas International, Inc.*	216	3,367
Adams Resources & Energy, Inc.	49	3,357
Amyris, Inc.*	590	3,121
TGC Industries, Inc.	357	2,606
Isramco, Inc.*	17	2,160
KiOR, Inc. — Class A*	1,007	1,692
Hallador Energy Co.	205	1,652
L&L Energy, Inc.*,††	550	924
Global Geophysical Services, Inc.*	527	848
ZaZa Energy Corp.*	840	803
Total Energy		2,073,263
Materials - 3.4%
PolyOne Corp.	2,271	80,280
Axiall Corp.	1,589	75,382
Chemtura Corp.*	2,235	62,401
HB Fuller Co.	1,143	59,482
Louisiana-Pacific Corp.*	3,172	58,714
Sensient Technologies Corp.	1,139	55,264
Commercial Metals Co.	2,660	54,078
Olin Corp.	1,823	52,594
KapStone Paper and Packaging Corp.*	931	52,005
Worthington Industries, Inc.	1,209	50,875
Minerals Technologies, Inc.	795	47,756
Graphic Packaging Holding Co.*	4,930	47,328
Balchem Corp.	675	39,623
Schweitzer-Mauduit International, Inc.	714	36,750
SunCoke Energy, Inc.*	1,602	36,542
Texas Industries, Inc.*	502	34,527

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Materials - 3.4% (continued)
Stillwater Mining Co.*	2,695	$33,255
Kaiser Aluminum Corp.	438	30,765
Berry Plastics Group, Inc.*	1,253	29,808
Stepan Co.	427	28,024
PH Glatfelter Co.	983	27,170
Clearwater Paper Corp.*	516	27,090
Globe Specialty Metals, Inc.	1,475	26,564
OM Group, Inc.*	728	26,506
Resolute Forest Products, Inc.*	1,593	25,520
AK Steel Holding Corp.*	3,106	25,469
Calgon Carbon Corp.*	1,233	25,363
Coeur Mining, Inc.*	2,323	25,205
Innospec, Inc.	532	24,589
Innophos Holdings, Inc.	504	24,494
RTI International Metals, Inc.*	714	24,426
A. Schulman, Inc.	669	23,589
Walter Energy, Inc.	1,417	23,565
Hecla Mining Co.	7,583	23,356
Quaker Chemical Corp.	301	23,198
AMCOL International Corp.	645	21,917
Koppers Holdings, Inc.	479	21,914
Flotek Industries, Inc.*	1,091	21,896
Ferro Corp.*	1,641	21,054
Intrepid Potash, Inc.*	1,250	19,800
Schnitzer Steel Industries, Inc. — Class A	587	19,177
Molycorp, Inc.*	3,390	19,052
Horsehead Holding Corp.*	1,142	18,512
Deltic Timber Corp.	266	18,072
LSB Industries, Inc.*	435	17,844
Kraton Performance Polymers, Inc.*	738	17,011
U.S. Silica Holdings, Inc.	491	16,748
Headwaters, Inc.*	1,663	16,281
Tredegar Corp.	560	16,134
American Vanguard Corp.	651	15,813
Haynes International, Inc.	285	15,743
Neenah Paper, Inc.	362	15,483
Materion Corp.	475	14,654
Wausau Paper Corp.	1,130	14,328
Myers Industries, Inc.	638	13,475
Advanced Emissions Solutions, Inc.*	248	13,449
Century Aluminum Co.*	1,170	12,238
Zoltek Companies, Inc.*	627	10,502
OMNOVA Solutions, Inc.*	1,076	9,802
Zep, Inc.	511	9,280
Boise Cascade Co.*	285	8,402
Allied Nevada Gold Corp.*	2,360	8,379
FutureFuel Corp.	501	7,916
Hawkins, Inc.	209	7,773
U.S. Concrete, Inc.*	320	7,242
Taminco Corp.*	356	7,195
Landec Corp.*	592	7,175
Olympic Steel, Inc.	209	6,057
AM Castle & Co.*	407	6,011
Universal Stainless & Alloy Products, Inc.*	162	5,842
Arabian American Development Co.*	455	5,710
Chase Corp.	146	5,154
American Pacific Corp.*	136	5,067
AEP Industries, Inc.*	94	4,966
Gold Resource Corp.	757	3,429
UFP Technologies, Inc.*	128	3,228
Handy & Harman Ltd.*	129	3,123
KMG Chemicals, Inc.	184	3,108
Paramount Gold and Silver Corp.*	3,145	2,931
Penford Corp.*	217	2,788
United States Lime & Minerals, Inc.*	43	2,630
Noranda Aluminum Holding Corp.	765	2,517
Marrone Bio Innovations, Inc.*	126	2,240
Midway Gold Corp.*	2,556	2,070
General Moly, Inc.*	1,299	1,741
GSE Holding, Inc.*	182	377
Total Materials		1,874,807
Consumer Staples - 2.6%
United Natural Foods, Inc.*	1,121	84,512
Rite Aid Corp.*	16,640	84,198
Hain Celestial Group, Inc.*	881	79,978
Darling International, Inc.*	3,407	71,138
Casey's General Stores, Inc.	879	61,749
TreeHouse Foods, Inc.*	828	57,067
Harris Teeter Supermarkets, Inc.	1,124	55,469
PriceSmart, Inc.	432	49,913
Boston Beer Company, Inc. — Class A*	183	44,247
B&G Foods, Inc.	1,206	40,896
Andersons, Inc.	428	38,165
Sanderson Farms, Inc.	520	37,612
Lancaster Colony Corp.	416	36,670
Post Holdings, Inc.*	742	36,558
Spectrum Brands Holdings, Inc.	493	34,782
SUPERVALU, Inc.*	4,618	33,665
Snyders-Lance, Inc.	1,081	31,046
J&J Snack Foods Corp.	336	29,766
Universal Corp.	528	28,829
Susser Holdings Corp.*	407	26,654
WD-40 Co.	353	26,362
Fresh Del Monte Produce, Inc.	858	24,281
Vector Group Ltd.	1,437	23,524
Pilgrim's Pride Corp.*	1,381	22,441
Boulder Brands, Inc.*	1,361	21,585
Elizabeth Arden, Inc.*	580	20,560
Spartan Stores, Inc.	839	20,366
Cal-Maine Foods, Inc.	336	20,237
Tootsie Roll Industries, Inc.	441	14,350
Inter Parfums, Inc.	376	13,465
Annie's, Inc.*	311	13,385
Diamond Foods, Inc.*	517	13,359
Weis Markets, Inc.	248	13,035
Chiquita Brands International, Inc.*	1,071	12,531
Chefs' Warehouse, Inc.*	379	11,052

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Consumer Staples - 2.6% (continued)
USANA Health Sciences, Inc.*	131	$9,901
Pantry, Inc.*	543	9,112
Natural Grocers by Vitamin Cottage, Inc.*	210	8,915
Harbinger Group, Inc.*	748	8,864
Calavo Growers, Inc.	282	8,533
Seaboard Corp.	3	8,385
Medifast, Inc.*	320	8,362
Coca-Cola Bottling Company Consolidated	110	8,051
Ingles Markets, Inc. — Class A	272	7,371
Revlon, Inc. — Class A*	261	6,515
Fairway Group Holdings Corp.*	356	6,451
Central Garden and Pet Co. — Class A*	955	6,446
Alliance One International, Inc.*	2,001	6,103
Limoneira Co.	228	6,063
Seneca Foods Corp. — Class A*	182	5,804
Roundy's, Inc.	579	5,709
Omega Protein Corp.*	453	5,567
Nutraceutical International Corp.*	202	5,410
National Beverage Corp.*	256	5,161
Village Super Market, Inc. — Class A	157	4,869
John B Sanfilippo & Son, Inc.	189	4,665
Lifevantage Corp.*	2,720	4,488
Orchids Paper Products Co.	136	4,466
Star Scientific, Inc.*,1	3,795	4,402
Nature's Sunshine Products, Inc.	250	4,330
Inventure Foods, Inc.*	321	4,256
Female Health Co.	490	4,165
Craft Brew Alliance, Inc.*	242	3,974
Oil-Dri Corporation of America	105	3,973
Arden Group, Inc. — Class A	29	3,669
Synutra International, Inc.*	388	3,445
Farmer Bros Co.*	136	3,163
Alico, Inc.	71	2,760
Griffin Land & Nurseries, Inc.	55	1,836
Lifeway Foods, Inc.	104	1,662
Total Consumer Staples		1,430,293
Utilities - 2.0%
Cleco Corp.	1,389	64,754
IDACORP, Inc.	1,140	59,097
Southwest Gas Corp.	1,057	59,096
Piedmont Natural Gas Company, Inc.	1,717	56,936
UNS Energy Corp.	947	56,678
Black Hills Corp.	1,011	53,088
Portland General Electric Co.	1,714	51,763
UIL Holdings Corp.	1,282	49,678
Dynegy, Inc.*	2,280	49,066
WGL Holdings, Inc.	1,178	47,191
ALLETE, Inc.	912	45,491
New Jersey Resources Corp.	949	43,882
PNM Resources, Inc.	1,813	43,730
South Jersey Industries, Inc.	732	40,963
Avista Corp.	1,374	38,733
NorthWestern Corp.	866	37,515
Laclede Group, Inc.	745	33,927
El Paso Electric Co.	916	32,161
MGE Energy, Inc.	522	30,224
Northwest Natural Gas Co.	617	26,420
American States Water Co.	882	25,340
California Water Service Group	1,082	24,962
Otter Tail Corp.	828	24,236
Empire District Electric Co.	973	22,077
NRG Yield, Inc. — Class A	518	20,725
Chesapeake Utilities Corp.	218	13,084
Ormat Technologies, Inc.	404	10,993
SJW Corp.	359	10,695
Unitil Corp.	322	9,818
Atlantic Power Corp.	2,728	9,493
Connecticut Water Service, Inc.	248	8,806
Middlesex Water Co.	364	7,622
York Water Co.	290	6,070
Consolidated Water Company Ltd.	332	4,681
Artesian Resources Corp. — Class A	178	4,085
Delta Natural Gas Company, Inc.	160	3,581
Genie Energy Ltd. — Class B*	300	3,063
Pure Cycle Corp.*	395	2,500
Total Utilities		1,132,224
Telecommunication Services - 0.5%
Cogent Communications Group, Inc.	1,075	43,441
Leap Wireless International, Inc.*	1,231	21,418
8x8, Inc.*	1,974	20,056
Consolidated Communications Holdings, Inc.	918	18,021
Cincinnati Bell, Inc.*	4,740	16,875
Shenandoah Telecommunications Co.	540	13,862
Premiere Global Services, Inc.*	1,092	12,656
Atlantic Tele-Network, Inc.	213	12,049
Vonage Holdings Corp.*	3,539	11,785
NII Holdings, Inc.*	3,920	10,780
inContact, Inc.*	1,216	9,497
Iridium Communications, Inc.*	1,467	9,183
Inteliquent, Inc.	741	8,462
General Communication, Inc. — Class A*	709	7,905
Lumos Networks Corp.	352	7,392
USA Mobility, Inc.	492	7,026
NTELOS Holdings Corp.	346	7,000
Hawaiian Telcom Holdco, Inc.*	236	6,931
IDT Corp. — Class B	351	6,272
Fairpoint Communications, Inc.*	474	5,361
ORBCOMM, Inc.*	827	5,243
magicJack VocalTec Ltd.*	430	5,126
Towerstream Corp.*	1,505	4,455
Cbeyond, Inc.*	604	4,168
HickoryTech Corp.	307	3,939
Boingo Wireless, Inc.*	424	2,718

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 68.4% (continued)
Telecommunication Services - 0.5% (continued)
Straight Path Communications, Inc. — Class B*	170	$1,392
Total Telecommunication Services		283,013
Total Common Stocks
(Cost $28,376,649)		37,807,100
WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	39	209
Magnum Hunter Resources Corp.
$8.50, 04/15/16*	334	–
Total Warrants
(Cost $220)		209
RIGHTS†† - 0.0%
Cubist Pharmaceuticals, Inc.
Expires 10/15/15*,†	1,377	1,858
EXCO Resources, Inc.
Expires 01/09/14*,†	772	124
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*	110	66
Total Rights
(Cost $2,836)		2,048

	Face Amount
CORPORATE BONDS†† - 0.0%
Financials - 0.0%
GAMCO Investors, Inc.
0.00% due 12/31/15	$200	200
Total Corporate Bonds
(Cost $–)		200
REPURCHASE AGREEMENT††,2 - 64.1%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	35,461,146	35,461,146
Total Repurchase Agreement
(Cost $35,461,146)		35,461,146
SECURITIES LENDING COLLATERAL††,3 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	143,520	143,520
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	21,155	21,155
Total Securities Lending Collateral
(Cost $164,675)		164,675
Total Investments - 132.8%
(Cost $64,005,526)		$73,435,378
Other Assets & Liabilities, net - (32.8)%		(18,150,365)
Total Net Assets - 100.0%		$55,285,013

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,044,540)	9	$34,827

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc January 2014 Russell 2000 Index Swap, Terminating 01/31/14[4] (Notional Value $31,713,318)	27,254	$69,326
Goldman Sachs International January 2014 Russell 2000 Index Swap, Terminating 01/28/14[4] (Notional Value $35,167,851)	30,222	67,185
Credit Suisse Capital, LLC January 2014 Russell 2000 Index Swap, Terminating 01/28/14[4] (Notional Value $4,784,800)	4,112	1,390
(Total Notional Value $71,665,969)		$137,901

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 47.2%
Information Technology - 8.8%
Apple, Inc.	5,088	$2,854,928
Google, Inc. — Class A*	1,591	1,783,050
Microsoft Corp.	42,959	1,607,956
International Business Machines Corp.	5,773	1,082,841
Oracle Corp.	19,847	759,346
Intel Corp.	28,114	729,838
QUALCOMM, Inc.	9,555	709,458
Cisco Systems, Inc.	30,238	678,843
Visa, Inc. — Class A	2,880	641,319
Facebook, Inc. — Class A*	9,300	508,338
MasterCard, Inc. — Class A	585	488,744
eBay, Inc.*	6,589	361,670
Hewlett-Packard Co.	10,869	304,115
Accenture plc — Class A	3,595	295,581
EMC Corp.	11,638	292,695
Texas Instruments, Inc.	6,190	271,803
Automatic Data Processing, Inc.	2,723	220,046
Yahoo!, Inc.*	5,336	215,788
Salesforce.com, Inc.*	3,138	173,185
Cognizant Technology Solutions Corp. — Class A*	1,710	172,676
Adobe Systems, Inc.*	2,629	157,425
Corning, Inc.	8,185	145,857
Micron Technology, Inc.*	5,954	129,559
TE Connectivity Ltd.	2,321	127,910
Intuit, Inc.	1,611	122,952
Applied Materials, Inc.	6,810	120,469
Seagate Technology plc	1,842	103,447
Western Digital Corp.	1,191	99,925
Symantec Corp.	3,936	92,811
Broadcom Corp. — Class A	3,052	90,492
SanDisk Corp.	1,278	90,150
Analog Devices, Inc.	1,757	89,484
Fidelity National Information Services, Inc.	1,647	88,411
Motorola Solutions, Inc.	1,302	87,885
Fiserv, Inc.*	1,457	86,036
Paychex, Inc.	1,838	83,684
Amphenol Corp. — Class A	895	79,816
Xerox Corp.	6,545	79,653
NetApp, Inc.	1,928	79,318
Alliance Data Systems Corp.*	280	73,620
Xilinx, Inc.	1,514	69,523
Citrix Systems, Inc.*	1,054	66,666
Juniper Networks, Inc.*	2,856	64,460
Autodesk, Inc.*	1,274	64,120
CA, Inc.	1,838	61,849
KLA-Tencor Corp.	940	60,592
Linear Technology Corp.	1,324	60,308
Red Hat, Inc.*	1,072	60,075
Altera Corp.	1,819	59,172
Western Union Co.	3,123	53,872
NVIDIA Corp.	3,272	52,417
Microchip Technology, Inc.[1]	1,118	50,031
Lam Research Corp.*	918	49,985
Akamai Technologies, Inc.*	1,012	47,746
Computer Sciences Corp.	832	46,492
VeriSign, Inc.*	729	43,580
Teradata Corp.*	924	42,033
Harris Corp.	601	41,956
Electronic Arts, Inc.*	1,751	40,168
F5 Networks, Inc.*	439	39,888
LSI Corp.	3,082	33,964
Total System Services, Inc.	941	31,316
FLIR Systems, Inc.	801	24,110
First Solar, Inc.*	404	22,075
Jabil Circuit, Inc.	1,045	18,225
Total Information Technology		17,385,747
Financials - 7.6%
JPMorgan Chase & Co.	21,260	1,243,284
Wells Fargo & Co.	27,110	1,230,794
Berkshire Hathaway, Inc. — Class B*	10,180	1,206,941
Bank of America Corp.	60,322	939,214
Citigroup, Inc.	17,153	893,843
American Express Co.	5,210	472,703
American International Group, Inc.	8,327	425,093
Goldman Sachs Group, Inc.	2,382	422,233
U.S. Bancorp	10,329	417,292
MetLife, Inc.	6,340	341,853
Simon Property Group, Inc.	1,754	266,888
Capital One Financial Corp.	3,261	249,825
Morgan Stanley	7,835	245,706
Prudential Financial, Inc.	2,619	241,524
PNC Financial Services Group, Inc.	3,009	233,437
BlackRock, Inc. — Class A	722	228,492
Bank of New York Mellon Corp.	6,495	226,935
ACE Ltd.	1,923	199,089
Travelers Companies, Inc.	2,059	186,422
State Street Corp.	2,483	182,227
American Tower Corp. — Class A	2,232	178,158
Aflac, Inc.	2,640	176,352
Charles Schwab Corp.	6,566	170,716
Discover Financial Services	2,709	151,569
Marsh & McLennan Companies, Inc.	3,104	150,109
BB&T Corp.	3,987	148,795
IntercontinentalExchange Group, Inc.	649	145,973
Aon plc	1,703	142,865
Allstate Corp.	2,572	140,277
CME Group, Inc. — Class A	1,782	139,816
Chubb Corp.	1,424	137,601
Franklin Resources, Inc.	2,283	131,798
Ameriprise Financial, Inc.	1,100	126,555
T. Rowe Price Group, Inc.	1,473	123,393
Public Storage	816	122,824
McGraw Hill Financial, Inc.	1,532	119,802
SunTrust Banks, Inc.	3,027	111,424
Fifth Third Bancorp	4,993	105,003
Prologis, Inc.	2,821	104,236
Weyerhaeuser Co.	3,296	104,055
Equity Residential	1,893	98,190

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 47.2% (continued)
Financials - 7.6% (continued)
Ventas, Inc.	1,668	$95,543
HCP, Inc.	2,577	93,597
Hartford Financial Services Group, Inc.	2,528	91,590
Invesco Ltd.	2,507	91,255
Health Care REIT, Inc.	1,638	87,748
Boston Properties, Inc.	870	87,322
Vornado Realty Trust	981	87,103
M&T Bank Corp.	735	85,569
Progressive Corp.	3,122	85,137
Moody's Corp.	1,071	84,041
Loews Corp.	1,730	83,455
Host Hotels & Resorts, Inc.	4,281	83,223
AvalonBay Communities, Inc.	688	81,342
Northern Trust Corp.	1,270	78,600
Regions Financial Corp.	7,791	77,053
Lincoln National Corp.	1,484	76,604
Principal Financial Group, Inc.	1,548	76,332
KeyCorp	5,071	68,053
SLM Corp.	2,467	64,833
General Growth Properties, Inc.	3,040	61,013
Unum Group	1,477	51,813
XL Group plc — Class A	1,599	50,912
Leucadia National Corp.	1,773	50,247
Comerica, Inc.	1,034	49,156
Macerich Co.	791	46,582
Plum Creek Timber Company, Inc.	999	46,463
Kimco Realty Corp.	2,317	45,761
Huntington Bancshares, Inc.	4,695	45,307
Cincinnati Financial Corp.	831	43,519
Genworth Financial, Inc. — Class A*	2,794	43,391
CBRE Group, Inc. — Class A*	1,571	41,317
Torchmark Corp.	511	39,935
E*TRADE Financial Corp.*	1,624	31,895
Zions Bancorporation	1,044	31,278
Assurant, Inc.	411	27,278
People's United Financial, Inc.	1,797	27,170
Legg Mason, Inc.	600	26,088
NASDAQ OMX Group, Inc.	652	25,950
Hudson City Bancorp, Inc.	2,690	25,367
Apartment Investment & Management Co. — Class A	825	21,376
Total Financials		15,093,524
Health Care - 6.1%
Johnson & Johnson	15,957	1,461,501
Pfizer, Inc.	36,654	1,122,712
Merck & Company, Inc.	16,525	827,076
Gilead Sciences, Inc.*	8,677	652,077
Bristol-Myers Squibb Co.	9,312	494,933
Amgen, Inc.	4,265	486,892
AbbVie, Inc.	8,993	474,920
UnitedHealth Group, Inc.	5,694	428,758
Celgene Corp.*	2,329	393,508
Biogen Idec, Inc.*	1,336	373,746
Abbott Laboratories	8,744	335,157
Medtronic, Inc.	5,646	324,024
Express Scripts Holding Co.*	4,557	320,084
Eli Lilly & Co.	5,607	285,957
Thermo Fisher Scientific, Inc.	2,043	227,489
Baxter International, Inc.	3,069	213,449
McKesson Corp.	1,296	209,175
Allergan, Inc.	1,678	186,392
Covidien plc	2,602	177,196
Actavis plc*	988	165,984
WellPoint, Inc.	1,671	154,384
Alexion Pharmaceuticals, Inc.*	1,107	147,297
Aetna, Inc.	2,078	142,530
Cigna Corp.	1,563	136,731
Cardinal Health, Inc.	1,935	129,277
Stryker Corp.	1,666	125,183
Regeneron Pharmaceuticals, Inc.*	441	121,381
Becton Dickinson and Co.	1,098	121,318
Perrigo Company plc	752	115,402
Agilent Technologies, Inc.	1,871	107,002
St. Jude Medical, Inc.	1,649	102,156
Vertex Pharmaceuticals, Inc.*	1,320	98,076
Mylan, Inc.*	2,170	94,178
Cerner Corp.*	1,666	92,863
Zoetis, Inc.	2,828	92,447
AmerisourceBergen Corp. — Class A	1,301	91,473
Humana, Inc.	882	91,040
Boston Scientific Corp.*	7,551	90,763
Zimmer Holdings, Inc.	967	90,115
Intuitive Surgical, Inc.*	215	82,577
Forest Laboratories, Inc.*	1,343	80,620
Life Technologies Corp.*	976	73,981
DaVita HealthCare Partners, Inc.*	998	63,243
CR Bard, Inc.	441	59,068
Waters Corp.*	479	47,900
CareFusion Corp.*	1,195	47,585
Varian Medical Systems, Inc.*	598	46,459
Laboratory Corporation of America Holdings*	494	45,137
Quest Diagnostics, Inc.	822	44,010
Edwards Lifesciences Corp.*	619	40,705
DENTSPLY International, Inc.	812	39,366
Hospira, Inc.*	938	38,721
PerkinElmer, Inc.	636	26,222
Tenet Healthcare Corp.*	561	23,629
Patterson Companies, Inc.	468	19,282
Total Health Care		12,083,151
Consumer Discretionary - 5.9%
Amazon.com, Inc.*	2,097	836,264
Comcast Corp. — Class A	14,738	765,860
Walt Disney Co.	9,243	706,164
Home Depot, Inc.	7,964	655,756
McDonald's Corp.	5,627	545,987
Twenty-First Century Fox, Inc. — Class A	11,098	390,428
Time Warner, Inc.	5,117	356,757
Ford Motor Co.	22,308	344,213
Priceline.com, Inc.*	291	338,258
Starbucks Corp.	4,261	334,020

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 47.2% (continued)
Consumer Discretionary - 5.9% (continued)
NIKE, Inc. — Class B	4,226	$332,333
Lowe's Companies, Inc.	5,915	293,088
General Motors Co.*	6,445	263,407
TJX Companies, Inc.	4,022	256,323
Target Corp.	3,574	226,127
Time Warner Cable, Inc.	1,594	215,987
CBS Corp. — Class B	3,156	201,163
Viacom, Inc. — Class B	2,295	200,445
Johnson Controls, Inc.	3,871	198,582
DIRECTV*	2,764	190,965
Yum! Brands, Inc.	2,519	190,462
VF Corp.	2,012	125,429
Netflix, Inc.*	331	121,864
Discovery Communications, Inc. — Class A*	1,276	115,376
Macy's, Inc.	2,084	111,285
Omnicom Group, Inc.	1,456	108,283
Dollar General Corp.*	1,666	100,493
Carnival Corp.	2,477	99,501
Bed Bath & Beyond, Inc.*	1,214	97,484
Delphi Automotive plc	1,584	95,246
Ross Stores, Inc.	1,225	91,789
AutoZone, Inc.*	192	91,765
Chipotle Mexican Grill, Inc. — Class A*	172	91,638
Mattel, Inc.	1,914	91,069
Coach, Inc.	1,586	89,022
Wynn Resorts Ltd.	453	87,977
Harley-Davidson, Inc.	1,250	86,550
Starwood Hotels & Resorts Worldwide, Inc.	1,083	86,044
L Brands, Inc.	1,379	85,291
Michael Kors Holdings Ltd.*	1,013	82,245
O'Reilly Automotive, Inc.*	607	78,127
Genuine Parts Co.	873	72,625
BorgWarner, Inc.	1,286	71,900
Whirlpool Corp.	444	69,646
Dollar Tree, Inc.*	1,177	66,406
Kohl's Corp.	1,138	64,582
Marriott International, Inc. — Class A	1,271	62,737
PVH Corp.	458	62,297
Best Buy Company, Inc.	1,545	61,614
Ralph Lauren Corp. — Class A	337	59,504
CarMax, Inc.*	1,263	59,386
Staples, Inc.	3,735	59,349
The Gap, Inc.	1,498	58,542
Tiffany & Co.	619	57,431
Wyndham Worldwide Corp.	737	54,310
Scripps Networks Interactive, Inc. — Class A	616	53,229
Newell Rubbermaid, Inc.	1,624	52,634
Mohawk Industries, Inc.*	350	52,115
TripAdvisor, Inc.*	627	51,934
News Corp. — Class A*	2,815	50,726
Nordstrom, Inc.	809	49,996
H&R Block, Inc.	1,545	44,867
PetSmart, Inc.	587	42,704
Interpublic Group of Companies, Inc.	2,354	41,666
Expedia, Inc.	582	40,542
Darden Restaurants, Inc.	737	40,071
PulteGroup, Inc.	1,950	39,721
Gannett Company, Inc.	1,289	38,129
Lennar Corp. — Class A	951	37,622
DR Horton, Inc.	1,607	35,868
Hasbro, Inc.	649	35,701
Family Dollar Stores, Inc.	547	35,539
Fossil Group, Inc.*	278	33,343
Goodyear Tire & Rubber Co.	1,396	33,295
GameStop Corp. — Class A	660	32,512
Garmin Ltd.	692	31,984
Harman International Industries, Inc.	382	31,267
International Game Technology	1,408	25,569
Leggett & Platt, Inc.	799	24,721
Urban Outfitters, Inc.*	613	22,742
Cablevision Systems Corp. — Class A	1,211	21,713
AutoNation, Inc.*	363	18,037
Graham Holdings Co. — Class B	24	15,920
Total Consumer Discretionary		11,693,563
Industrials - 5.2%
General Electric Co.	57,219	1,603,848
United Technologies Corp.	4,774	543,280
Boeing Co.	3,910	533,676
3M Co.	3,617	507,284
Union Pacific Corp.	2,605	437,641
United Parcel Service, Inc. — Class B	4,043	424,838
Honeywell International, Inc.	4,438	405,500
Caterpillar, Inc.	3,599	326,825
Emerson Electric Co.	3,981	279,386
Danaher Corp.	3,390	261,708
FedEx Corp.	1,679	241,390
Lockheed Martin Corp.	1,522	226,261
Precision Castparts Corp.	821	221,095
Eaton Corporation plc	2,682	204,154
Deere & Co.	2,165	197,729
Illinois Tool Works, Inc.	2,309	194,141
General Dynamics Corp.	1,895	181,067
CSX Corp.	5,733	164,938
Raytheon Co.	1,807	163,895
Norfolk Southern Corp.	1,747	162,174
Northrop Grumman Corp.	1,255	143,836
Cummins, Inc.	983	138,574
Delta Air Lines, Inc.	4,839	132,927
PACCAR, Inc.	2,003	118,518
Waste Management, Inc.	2,468	110,740
Parker Hannifin Corp.	841	108,186
Tyco International Ltd.	2,634	108,100
Ingersoll-Rand plc	1,515	93,324
Dover Corp.	964	93,065
Rockwell Automation, Inc.	781	92,283
W.W. Grainger, Inc.	349	89,142
Pentair Ltd.	1,123	87,223

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 47.2% (continued)
Industrials - 5.2% (continued)
Roper Industries, Inc.	562	$77,938
Kansas City Southern	623	77,146
Southwest Airlines Co.	3,940	74,230
Fluor Corp.	924	74,187
Fastenal Co.	1,544	73,355
AMETEK, Inc.	1,380	72,685
Stanley Black & Decker, Inc.	878	70,846
Nielsen Holdings N.V.	1,430	65,622
Flowserve Corp.	789	62,197
Textron, Inc.	1,590	58,448
Rockwell Collins, Inc.	764	56,475
Stericycle, Inc.*	485	56,342
L-3 Communications Holdings, Inc.	501	53,537
Pall Corp.	627	53,514
Expeditors International of Washington, Inc.	1,163	51,463
Republic Services, Inc. — Class A	1,527	50,696
C.H. Robinson Worldwide, Inc.	858	50,056
Equifax, Inc.	684	47,258
Jacobs Engineering Group, Inc.*	743	46,802
Masco Corp.	2,019	45,972
ADT Corp.	1,128	45,650
Quanta Services, Inc.*	1,217	38,409
Xylem, Inc.	1,043	36,088
Snap-on, Inc.	326	35,704
Joy Global, Inc.	601	35,152
Cintas Corp.	570	33,966
Robert Half International, Inc.	782	32,836
Iron Mountain, Inc.	962	29,197
Pitney Bowes, Inc.	1,139	26,539
Dun & Bradstreet Corp.	216	26,514
Allegion plc*	505	22,331
Ryder System, Inc.	293	21,618
Total Industrials		10,199,521
Energy - 4.9%
Exxon Mobil Corp.	24,706	2,500,247
Chevron Corp.	10,877	1,358,646
Schlumberger Ltd.	7,448	671,139
ConocoPhillips	6,927	489,392
Occidental Petroleum Corp.	4,559	433,561
Phillips 66	3,391	261,548
EOG Resources, Inc.	1,544	259,144
Halliburton Co.	4,801	243,651
Anadarko Petroleum Corp.	2,846	225,745
Apache Corp.	2,258	194,053
National Oilwell Varco, Inc.	2,419	192,383
Marathon Petroleum Corp.	1,702	156,124
Valero Energy Corp.	3,052	153,821
Williams Companies, Inc.	3,865	149,073
Pioneer Natural Resources Co.	808	148,729
Marathon Oil Corp.	3,940	139,082
Baker Hughes, Inc.	2,507	138,537
Noble Energy, Inc.	2,032	138,400
Kinder Morgan, Inc.	3,808	137,088
Spectra Energy Corp.	3,789	134,964
Hess Corp.	1,609	133,547
Devon Energy Corp.	2,158	133,515
Transocean Ltd.	1,917	94,738
Cabot Oil & Gas Corp.	2,381	92,288
Cameron International Corp.*	1,345	80,068
Southwestern Energy Co.*	1,983	77,991
Range Resources Corp.	924	77,902
Chesapeake Energy Corp.	2,859	77,593
Equities Corp.	852	76,493
Ensco plc — Class A	1,318	75,363
FMC Technologies, Inc.*	1,338	69,857
Murphy Oil Corp.	993	64,426
Noble Corporation plc	1,431	53,620
Helmerich & Payne, Inc.	604	50,784
CONSOL Energy, Inc.	1,295	49,262
Tesoro Corp.	751	43,934
Denbury Resources, Inc.*	2,074	34,076
QEP Resources, Inc.	1,014	31,079
Peabody Energy Corp.	1,526	29,803
Nabors Industries Ltd.	1,469	24,958
Rowan Companies plc — Class A*	703	24,858
WPX Energy, Inc.*	1,134	23,111
Diamond Offshore Drilling, Inc.	393	22,370
Newfield Exploration Co.*	770	18,965
Total Energy		9,585,928
Consumer Staples - 4.6%
Procter & Gamble Co.	15,373	1,251,515
Coca-Cola Co.	21,478	887,256
Philip Morris International, Inc.	9,061	789,486
Wal-Mart Stores, Inc.	9,150	720,013
PepsiCo, Inc.	8,673	719,339
CVS Caremark Corp.	6,731	481,738
Altria Group, Inc.	11,311	434,229
Mondelez International, Inc. — Class A	9,919	350,142
Colgate-Palmolive Co.	4,971	324,159
Costco Wholesale Corp.	2,471	294,074
Walgreen Co.	4,930	283,179
Kimberly-Clark Corp.	2,158	225,425
Kraft Foods Group, Inc.	3,370	181,710
General Mills, Inc.	3,587	179,027
Archer-Daniels-Midland Co.	3,721	161,491
Whole Foods Market, Inc.	2,105	121,732
Sysco Corp.	3,289	118,733
Kroger Co.	2,945	116,416
Estee Lauder Companies, Inc. — Class A	1,453	109,440
Lorillard, Inc.	2,083	105,566
Mead Johnson Nutrition Co. — Class A	1,142	95,654
Kellogg Co.	1,454	88,796
Reynolds American, Inc.	1,773	88,632
Hershey Co.	844	82,062
ConAgra Foods, Inc.	2,386	80,408
Brown-Forman Corp. — Class B	916	69,222
Clorox Co.	730	67,715
Constellation Brands, Inc. — Class A*	946	66,579
Beam, Inc.	926	63,024
J.M. Smucker Co.	595	61,654

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 47.2% (continued)
Consumer Staples - 4.6% (continued)
Coca-Cola Enterprises, Inc.	1,366	$60,282
Dr Pepper Snapple Group, Inc.	1,135	55,297
Monster Beverage Corp.*	768	52,047
McCormick & Company, Inc.	746	51,414
Tyson Foods, Inc. — Class A	1,536	51,395
Molson Coors Brewing Co. — Class B	894	50,198
Safeway, Inc.	1,393	45,370
Campbell Soup Co.	1,016	43,972
Avon Products, Inc.	2,453	42,241
Hormel Foods Corp.	761	34,374
Total Consumer Staples		9,105,006
Materials - 1.6%
Monsanto Co.	2,974	346,620
EI du Pont de Nemours & Co.	5,241	340,507
Dow Chemical Co.	6,858	304,495
Freeport-McMoRan Copper & Gold, Inc.	5,871	221,572
Praxair, Inc.	1,665	216,500
LyondellBasell Industries N.V. — Class A	2,471	198,372
Ecolab, Inc.	1,534	159,949
PPG Industries, Inc.	803	152,297
Air Products & Chemicals, Inc.	1,200	134,136
International Paper Co.	2,509	123,016
Nucor Corp.	1,800	96,083
Mosaic Co.	1,927	91,089
Sherwin-Williams Co.	487	89,365
CF Industries Holdings, Inc.	323	75,272
Eastman Chemical Co.	870	70,209
Newmont Mining Corp.	2,816	64,852
Alcoa, Inc.	6,049	64,301
Sigma-Aldrich Corp.	677	63,645
FMC Corp.	754	56,897
Vulcan Materials Co.	735	43,674
Ball Corp.	818	42,258
Airgas, Inc.	375	41,944
International Flavors & Fragrances, Inc.	460	39,551
Sealed Air Corp.	1,109	37,761
MeadWestvaco Corp.	1,005	37,115
Owens-Illinois, Inc.*	933	33,383
Avery Dennison Corp.	546	27,404
United States Steel Corp.	817	24,102
Bemis Company, Inc.	582	23,839
Cliffs Natural Resources, Inc.	862	22,593
Allegheny Technologies, Inc.	611	21,770
Total Materials		3,264,571
Utilities - 1.4%
Duke Energy Corp.	3,993	275,557
Dominion Resources, Inc.	3,282	212,312
NextEra Energy, Inc.	2,433	208,313
Southern Co.	4,986	204,974
Exelon Corp.	4,846	132,732
American Electric Power Company, Inc.	2,755	128,769
Sempra Energy	1,282	115,072
PPL Corp.	3,564	107,241
PG&E Corp.	2,539	102,271
Public Service Enterprise Group, Inc.	2,861	91,666
Consolidated Edison, Inc.	1,656	91,544
Edison International	1,843	85,331
Xcel Energy, Inc.	2,814	78,623
FirstEnergy Corp.	2,365	77,998
Northeast Utilities	1,782	75,539
ONEOK, Inc.	1,167	72,564
DTE Energy Co.	1,004	66,656
Entergy Corp.	1,008	63,776
NiSource, Inc.	1,772	58,263
CenterPoint Energy, Inc.	2,424	56,188
AES Corp.	3,713	53,876
Wisconsin Energy Corp.	1,281	52,957
NRG Energy, Inc.	1,829	52,529
Ameren Corp.	1,372	49,612
CMS Energy Corp.	1,503	40,235
SCANA Corp.	794	37,262
Pinnacle West Capital Corp.	621	32,863
AGL Resources, Inc.	677	31,975
Pepco Holdings, Inc.	1,416	27,088
Integrys Energy Group, Inc.	451	24,539
TECO Energy, Inc.	1,153	19,878
Total Utilities		2,728,203
Telecommunication Services - 1.1%
AT&T, Inc.	29,793	1,047,521
Verizon Communications, Inc.	16,185	795,331
Crown Castle International Corp.*	1,885	138,416
CenturyLink, Inc.	3,343	106,475
Windstream Holdings, Inc.[1]	3,368	26,877
Frontier Communications Corp.	5,653	26,286
Total Telecommunication Services		2,140,906
Total Common Stocks
(Cost $67,565,552)		93,280,120

	Face Amount
REPURCHASE AGREEMENT††,2 - 40.8%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$80,568,751	80,568,751
Total Repurchase Agreement
(Cost $80,568,751)		80,568,751

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$38,195	$38,195
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	5,630	5,630
Total Securities Lending Collateral
(Cost $43,825)		43,825
Total Investments - 88.0%
(Cost $148,178,128)		$173,892,696
Other Assets & Liabilities, net - 12.0%		23,736,919
Total Net Assets - 100.0%		$197,629,615

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $42,878,813)	465	$915,245

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc January 2014 S&P 500 Index Swap, Terminating 01/31/14[4] (Notional Value $108,532,185)	58,718	$426,051
Credit Suisse Capital, LLC January 2014 S&P 500 Index Swap, Terminating 01/28/14[4] (Notional Value $101,887,411)	55,123	377,625
Goldman Sachs International January 2014 S&P 500 Index Swap, Terminating 01/28/14[4] (Notional Value $48,737,387)	26,368	167,406
(Total Notional Value $259,156,983)		$971,082

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. All time references are based on Eastern Time.

The Trust calculates a net asset value per share ("NAV") twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These Schedules of Investments are based on the December 31, 2013, afternoon NAV.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date for the morning pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.  Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

The value of equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, unrealized gain or loss is calculated using the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”, adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2013:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Dow 2x Strategy Fund	$21,643,491	$237,448	$13,440,851	$225,016	$–	$35,546,806
Inverse Dow 2x Strategy Fund	–	–	5,970,178	–	–	5,970,178
Inverse NASDAQ-100® 2x Strategy Fund	–	–	14,684,221	–	–	14,684,221
Inverse Russell 2000® 2x Strategy Fund	–	–	9,012,532	–	–	9,012,532
Inverse S&P 500® 2x Strategy Fund	–	–	27,306,244	–	–	27,306,244
NASDAQ-100® 2x Strategy Fund	386,549,668	41,849	31,530,862	2,716,586	–	420,838,965
Russell 2000® 2x Strategy Fund	37,808,367	34,827	35,627,011	137,901	–	73,608,106
S&P 500® 2x Strategy Fund	93,280,120	915,245	80,612,576	971,082	–	175,779,023
Liabilities
Inverse Dow 2x Strategy Fund	$–	$6,947	$–	$84,998	$–	$91,945
Inverse NASDAQ-100® 2x Strategy Fund	–	4,888	–	114,026	–	118,914
Inverse Russell 2000® 2x Strategy Fund	–	2,290	–	45,820	–	48,110
Inverse S&P 500® 2x Strategy Fund	–	38,345	–	153,176	–	191,521

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of December 31, 2013, Russell 2000® 2x Strategy Fund had a security with a total value of $924 transfer from Level 1 to Level 2 due to a change in the securities valuation method. There were no other securities that transferred between levels.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Mizuho Financial Group, Inc.			U.S. Treasury Notes
0.01%			0.50% - 3.75%
Due 01/02/14	$ 205,175,740	$ 205,175,797	06/15/16 - 11/15/43	$ 207,353,200	$ 209,279,282

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

At December 31, 2013, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
NASDAQ-100® 2x Strategy Fund	$2,720,496	$2,802,575
Russell 2000® 2x Strategy Fund	157,860	164,675
S&P 500® 2x Strategy Fund	42,982	43,825

Cash collateral received was invested in the following joint repurchase agreements at December 31, 2013:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value

HSBC Securities, Inc.			Freddie Mac
0.01%			0.00%
Due 01/02/14	$ 2,624,259	$ 2,624,260	01/15/14 - 07/15/32	$ 4,439,459	$ 2,672,429

Deutsche Bank Securities, Inc.			Fannie Mae
0.02%			0.00% - 1.38%
Due 01/02/14	386,816	386,816	11/15/16 - 05/15/30	591,151	392,634
			Federal Home Loan Bank
			0.38%
			06/24/16	655	653
			Freddie Mac
			3.00%
			07/28/14	393	399

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The Funds utilized equity futures contracts and equity index swap agreements to gain exposure to their respective benchmarks and to create liquidity.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Rydex Dynamic Funds

By (Signature and Title)*   /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date     February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date     February 21, 2014

By (Signature and Title)*   /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President & Treasurer

Date     February 21, 2014

* Print the name and title of each signing officer under his or her signature.